              As filed with the Securities and Exchange Commission
                              on December 22, 1995

                                                       Registration No. 811-6415

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                _______________

                                   FORM N-1A

                             AMENDMENT NO. 7 TO THE
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                            MASTER INVESTMENT TRUST
                        (formerly Cash Investment Trust)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                111 Center Street, Little Rock, Arkansas  72201
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)

                    _______________________________________


              Registrant's Telephone Number, including Area Code:
                                 (800) 643-9691

                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                          Little Rock, Arkansas  72201
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:
                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                              Morrison & Foerster
                   2000 Pennsylvania Avenue, N.W., Suite 5500
                          Washington, D.C.  20006-1812

                  This document contains a total of ___ pages.

                     The exhibit index begins on page ___.

                                EXPLANATORY NOTE


         This Amendment No. 7 to the Registration Statement is being filed to register a new master portfolio of Master Investment Trust (the "Trust"), the Capital Appreciation Master Portfolio. The Aggressive Growth Fund of Stagecoach Funds, Inc. and the Strategic Growth Fund of Overland Express Funds, Inc. will each invest substantially all of their assets in the Capital Appreciation Master Portfolio.

         This Amendment to the Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940. However, beneficial interests in the Registrant are not being registered under the Securities Act of 1933 (the "1933 Act") because such interests will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may only be made by registered broker/dealers or by investment companies, insurance company separate accounts, common commingled trust funds, group trusts or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interest in the Registrant.

                            Cross Reference Sheet
                     Capital Appreciation Master Portfolio


Form N-1A Item Number

Part A                      Prospectus Caption
------                      ------------------
 4                          General Description of Registrant; Investment Objectives; Additional Information About
                            Permitted Investment Activities of the Master Portfolios; Other Investment Policies
 5                          Management of the Master Portfolios; Master/Feeder Structure; Investment Adviser, Custodian and
                            Transfer Agent; Sponsor, Administrator and Placement Agent; Expenses
 6                          Organization and Interests; Dividends and Distributions; Purchase of Securities; Taxes
 7                          Purchase of Securities; Determination of Net Asset Value;
 8                          Redemption or Repurchase
 9                          Not Applicable

Part B                      Statement of Additional Information
------                      -----------------------------------

10                          Cover Page
11                          Table of Contents
12                          Not Applicable
13                          Investment Objectives and Policies; Investment Restrictions; Additional Permitted Investment
                            Activities
14                          Management of the Trust
15                          Control Persons and Principal Holders of Securities
16                          Investment Advisory and other Services; Custodian and Transfer and Dividend Disbursing
                            Agent; Independent Auditors
17                          Brokerage Allocation and Other Practices
18                          Capital Stock and Other Securities
19                          Purchase, Redemption and Pricing of Securities
20                          Tax Status
21                          Underwriters
22                          Calculation of Performance Data
23                          Financial Information

Part C                      Other Information
------                      -----------------

24-32                       Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.


                            MASTER INVESTMENT TRUST
                                     PART A
                            DATED DECEMBER 22, 1995

Responses to Items 1 through 3 have been omitted pursuant to paragraph F.4. of the General Instructions to Form N-1A.

ITEM 4.  GENERAL DESCRIPTION OF REGISTRANT.

      General. Master Investment Trust (the "Trust") is a no-load, diversified, open-end management investment company which was organized as a business trust under the laws of Delaware on August 15, 1991. The Trust is a "series fund", which is a mutual fund divided into separate portfolios. The Trust currently offers five diversified portfolios: the Cash Investment Trust Master Portfolio (the "CIT Master Portfolio"), the Short-Term Municipal Income Master Portfolio (the "Municipal Income Master Portfolio"; formerly, the "1-3 Year Duration Municipal Income Master Portfolio"), the Short-Term Government-Corporate Income Master Portfolio (formerly, the "1-3 Year Duration Full Faith and Credit Government Income Master Portfolio"), the Tax-Free Money Market Master Portfolio, and the Capital Appreciation Master Portfolio, (each a "Master Portfolio", and collectively, the "Master Portfolios"). Each Master Portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940 Act"), and for other purposes. A shareholder of one Master Portfolio is not deemed to be a shareholder of any other Master Portfolio. As described below, for certain matters Trust shareholders vote together as a group; as to others they vote separately by Master Portfolio. From time to time, other series may be established and sold pursuant to other offering documents.


      The primary investors in the Master Portfolios are the corresponding funds of Overland Express Funds, Inc. ("Overland Express") and Stagecoach Funds, Inc. ("Stagecoach Funds"). These include the Overland Sweep Fund, the Short- Term Municipal Income Fund (formerly, the "1-3 Year Duration Municipal Income Fund"), the Short-Term Government- Corporate Income Fund (formerly, the "1-3 Year Duration Full Faith and Credit Government Income Fund"), the National Tax-Free Institutional Money Market Fund, and the Strategic Growth Fund of Overland Express and the National Tax-Free Money Market Mutual Fund and the Aggressive Growth Fund of Stagecoach Funds (each a "Fund" and collectively, the "Funds"). Each Fund invests all of its assets in the corresponding Master Portfolio of the Trust, rather than in a portfolio of securities. Each Master Portfolio has substantially the same investment objective as the corresponding Fund or Funds. Therefore, each Fund's investment experience corresponds directly with its Master Portfolio's investment experience. Shares of the Master Portfolios may be purchased only by other investment companies or similar accredited investors (as defined below).

      Wells Fargo Bank, N.A. ("Wells Fargo Bank") serves as each Master Portfolio's investment adviser. Stephens Inc. ("Stephens") serves as each Master Portfolio's sponsor, administrator and placement agent. Beneficial interests in the Trust are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Trust may only be made by registered broker/dealers or by investment companies, insurance company separate accounts, common or commingled trust funds, group trusts or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement, as amended, does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

A.    INVESTMENT OBJECTIVES

1. CASH INVESTMENT TRUST MASTER PORTFOLIO

      The investment objective of the CIT Master Portfolio is to provide its investors with a high level of current income, while preserving capital and liquidity. The CIT Master Portfolio seeks to achieve its investment objective by investing only in U.S. dollar-denominated "Eligible Securities" with remaining maturities not exceeding 397 days (13 months), as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a dollar-weighted average portfolio maturity of 90 days or less. An Eligible Security is a security that is determined to present minimal credit risks and is rated in one of the two highest rating categories by the required number of nationally recognized statistical rating organizations or, if unrated, is determined to be of comparable quality to such rated securities. These determinations are made by Wells Fargo Bank, as the Master Portfolio's investment adviser, under guidelines adopted by the Trust's Board of Trustees, although in certain instances, the Board of Trustees must approve or ratify the Master Portfolio's investments. The Board of Trustees of the Trust (or Wells Fargo Bank under authority delegated to it as investment adviser to the Master Portfolio) determines on an ongoing basis that any Eligible Securities purchased present minimal credit risks. The CIT Master Portfolio endeavors to maintain a stable net asset value of $1.00 per share; however, there is no assurance that this objective can be achieved.

      The Eligible Securities in which the CIT Master Portfolio may invest are:

      (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations");

      (ii) negotiable certificates of deposit, fixed time deposits, bankers' acceptances or other short-term obligations of U.S. banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC");

      (iii) commercial paper rated at the date of purchase "P-1" by Moody's Investors Service, Inc. ("Moody's") or "A- 1+" or "A-1" by Standard & Poor's Corporation ("S&P");

      (iv) commercial paper unrated at the date of purchase but secured by a letter of credit from a U.S. bank that meets the above criteria for investment;

      (v)    certain floating- and variable-rate instruments (discussed below);

      (vi)   certain repurchase agreements (discussed below); and

      (vii) short-term, U.S. dollar-denominated obligations of U.S. branches of foreign banks that at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets.

2.  SHORT-TERM MUNICIPAL INCOME MASTER PORTFOLIO

      The investment objective of the Municipal Income Master Portfolio is to provide investors with a high level of income exempt from federal income tax, while managing principal volatility. Wells Fargo Bank, as investment adviser to the Municipal Income Master Portfolio, pursues the objective of the Master Portfolio by investing (under normal market conditions) substantially all of the assets of the Master Portfolio in the following types of municipal obligations that pay interest which is exempt from federal income tax: bonds, notes and commercial paper issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel is exempt from federal income tax. These municipal obligations and the taxable investments described below may bear interest at rates that are not fixed ("floating- and variable-rate instruments"). The Municipal Income Master Portfolio seeks to manage principal volatility by diversifying its assets among permissible investments based, in part, on their duration, maturity or other characteristics, that affect their sensitivity to changes in market interest rates. There can, of course, be no assurance that the Master Portfolio will achieve its investment objective.

      As a fundamental policy, at least 80% of the net assets of the Municipal Income Master Portfolio are invested (under normal market conditions) in municipal obligations that pay interest which is exempt from federal income tax. However, as a matter of general operating policy, the Municipal Income Master Portfolio seeks to have substantially all of its assets invested in such municipal obligations. The Municipal Income Master Portfolio's investment adviser may rely either on the opinion of counsel to the issuer of the municipal obligations or bond counsel or on IRS rulings regarding the tax treatment of these obligations. In addition, the Municipal Income Master Portfolio may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation could also affect the other obligations. For example, the Municipal Income Master Portfolio may own different municipal obligations which pay interest based on the revenues of similar types of projects. The Municipal Income Master Portfolio may also invest in certain U.S. government obligations and money market instruments.

      The portfolio turnover rate of the Municipal Income Master Portfolio for the fiscal period beginning June 3, 1994 (commencement of operations) and ended December 31, 1994 was 8%. Portfolio turnover generally involves some expenses to the Municipal Income Master Portfolio, including dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. A high portfolio turnover rate should not result in the Municipal Income Master Portfolio paying substantially more brokerage commissions, since most transactions in Municipal Obligations are effected on a principal basis. Portfolio turnover can also generate capital gains tax consequences.

3.  SHORT-TERM GOVERNMENT-CORPORATE INCOME MASTER PORTFOLIO

      The investment objective of the Short-Term Government-Corporate Income Master Portfolio is to provide investors with current income while managing principal volatility. The Master Portfolio seeks to achieve its investment objective by investing in obligations issued by the U.S. Government, its agencies and instrumentalities and investment-grade corporate obligations. The investment-grade securities that the Master Portfolio may purchase include U.S. Treasury bonds, notes and bills; obligations of the U.S. Government, its agencies and instrumentalities, including government sponsored enterprises; corporate bonds and notes, asset-backed securities and money market instruments. The Master Portfolio seeks to manage principal volatility by diversifying its assets among permissible investments based, in part, on their duration, maturity or other characteristics that affect the sensitivity of such investments to changes in market interest rates. There can, of course, be no assurance that the Master Portfolio will achieve its investment objective.

      The portfolio turnover rate for the Master Portfolio for the period beginning September 19, 1994 (commencement of operations) and ended December 31, 1994 was 0%. Portfolio turnover generally involves some expenses to the Master Portfolio including dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. A high portfolio turnover rate should not result in the Master Portfolio paying substantially more brokerage costs, since most transactions in government securities are effected on a principal basis. Portfolio turnover can also generate capital gains tax consequences.

      The U.S. Treasury bonds in which the Master Portfolio invests typically have maturities greater than 20 years; the U.S. Treasury notes in which the Master Portfolio invests typically have maturities ranging from 2 to 10 years. The U.S. Treasury bills in which the Master Portfolio invests generally have maturities of up to 1 year and are issued on a discount basis.

4.  TAX-FREE MONEY MARKET MASTER PORTFOLIO

      The investment objective of the Tax-Free Money Market Master Portfolio is to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity. The Master Portfolio seeks to achieve its investment objective by investing in high-quality, short-term U.S. dollar denominated money market instruments, primarily municipal obligations, with remaining maturities not exceeding 13 months. The Tax-Free Money Market Master Portfolio endeavors to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that this objective will be achieved

      Wells Fargo Bank, as investment adviser to the Tax-Free Money Market Master Portfolio, pursues the objective of the Master Portfolio by investing (under normal market conditions) substantially all of the assets of the Master Portfolio in the following types of municipal obligations that pay interest which is exempt from federal income tax: Bonds, notes and commercial paper issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia), and their political subdivisions, agencies, instrumentalities (including government-sponsored enterprises) and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from federal income tax. These municipal obligations and the taxable investments described below may bear interest at rates that are not fixed (floating- and variable-rate instruments).

      The Master Portfolio may temporarily invest some of its assets in cash reserves or certain high-quality, taxable money market instruments or may engage in certain other investment activities as described in this Part A. The Master Portfolio may elect to invest temporarily up to 20% of its net assets in certain permitted taxable investments, which include cash reserves, U.S. Government obligations, obligations of domestic banks, commercial paper, taxable municipal obligations and repurchase agreements. The Master Portfolio also may invest in U.S. dollar-denominated obligations of foreign banks and foreign securities. Such temporary investments would most likely be made when there is an unexpected or abnormal level of investor purchases or redemptions of Interests in the Master Portfolio or because of unusual market conditions. The income from these temporary investments and investment activities may be subject to federal income tax. However, as stated above, Wells Fargo Bank seeks to invest substantially all of the Master Portfolio's assets in securities exempt from such tax. A more complete description of tax-free municipal obligations, taxable money market instruments and other investment activities is contained in the "Appendix -- Additional Investment Policies."

      As a matter of fundamental policy, at least 80% of the net assets of the Master Portfolio are invested (under normal market conditions) in municipal obligations that pay interest which is exempt from federal income tax and is not subject to the federal alternative minimum tax. However, as a matter of general operating policy, the Master Portfolio seeks to have substantially all of its assets invested in such municipal obligations. The Master Portfolio's investment adviser may rely either on the opinion of counsel to the issuer of the municipal obligations or on Internal Revenue Service ("IRS") rulings regarding the tax treatment of these obligations. In addition, the Master Portfolio may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations; for example, the Master Portfolio may own different municipal obligations which pay interest based on the revenues of similar types of projects.

5.  CAPITAL APPRECIATION MASTER PORTFOLIO

      The investment objective of the Capital Appreciation Master Portfolio is to provide investors with an above- average level of capital appreciation. The Capital Appreciation Master Portfolio seeks to achieve its investment objective through the active management of a broadly diversified portfolio of equity securities of companies expected to experience strong growth in revenues, earnings and assets.

EQUITY SECURITIES

      The Master Portfolio invests primarily in common stocks that Wells Fargo Bank, as the Master Portfolio's investment adviser, believes have better-than-average prospects for appreciation. These stocks may have some of the following characteristics:

      #      Low or no dividends

      #      Smaller market capitalizations

      #      Less market liquidity

      #      Relatively short operating histories

      #      Aggressive capitalization structures (including high debt levels)

      # Involvement in rapidly growing/changing industries and/or new technologies

      Under normal market conditions, the Master Portfolio will hold at least 20 common stock issues spread across multiple industry groups, with the majority of these holdings consisting of established growth companies, turnaround or acquisition candidates, or attractive larger capitalization companies.

      Additionally, it is expected that the Master Portfolio will from time to time acquire securities through initial public offerings, and will acquire and hold common stocks of smaller and newer issuers. It is expected that no more than 40% of the Master Portfolio's assets will be invested in these highly aggressive issues at one time. There may be some additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

      From time to time Wells Fargo Bank may determine that conditions in the securities markets make pursuing the Master Portfolio's basic investment strategy inconsistent with the best interests of the Master Portfolio's investors. At such times, Wells Fargo Bank may use temporary alternative strategies, primarily designed to reduce fluctuations in the value of the Master Portfolio's assets. In implementing these temporary "defensive" strategies, the Master Portfolio may invest in preferred stock or investment-grade debt securities that are convertible into common stock and in money market securities. It is expected that these temporary "defensive" investments will not exceed 30% of the Master Portfolio's total assets.

      The Master Portfolio pursues an active trading investment strategy, and the length of time the Master Portfolio has held a particular security is not generally a consideration in investment decisions. Accordingly, the Master Portfolio's portfolio turnover rate may be higher than that of other funds that do not pursue an active trading investment strategy.
Portfolio turnover generally involves some expense to the Master Portfolio, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gains tax consequences.

      Though the Master Portfolio will hold a number of larger capitalization stocks, under normal market conditions, and subject to the additional risks described above, more than 50% of the Master Portfolio's total assets will be invested in companies with smaller to medium capitalizations. The Master Portfolio will invest primarily in companies with a market capitalization of $50 million or greater, but may invest in companies with a market capitalization under $50 million if the investment adviser to the Master Portfolio believes such investments to be in the best interests of the Master Portfolio. It is currently expected that the majority of the Master Portfolio's investments will be in companies with market capitalizations, at the time of acquisition, of up to $750 million.

      Under ordinary market conditions, at least 65% of the value of the total assets of the Master Portfolio will be invested in common stocks and in securities which are convertible into common stocks that Wells Fargo Bank, as investment adviser, believes have better-than-average prospects for appreciation. The Master Portfolio also may invest in convertible debt securities. At most, 5% of the Master Portfolio's net assets will be invested in convertible debt securities that are not either rated in the four highest rating categories by one or more nationally recognized statistical rating organizations ("NRSOs"), such as Moody's, S&P, or unrated securities determined by Wells Fargo Bank to be of comparable quality. Securities rated in the fourth lowest rating category (i.e., rated "BBB" by S&P or "Baa" by Moody's are regarded by S&P as having an adequate capacity to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make such repayments. Moody's considers such securities as having speculative characteristics.

PRIVATELY ISSUED SECURITIES (RULE 144A)

      The Master Portfolio may invest in privately issued securities which may be resold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities which are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Wells Fargo Bank, using guidelines approved by the Board of Directors of the Company, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Master Portfolio on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

CORPORATE REORGANIZATIONS

      The Master Portfolio may invest in securities for which a tender or exchange offer has been made or announced, and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of Wells Fargo Bank, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk associated with such investments is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Master Portfolio may sustain a loss.


OPTIONS

      The Master Portfolio may purchase or sell options on individual securities and options on indices of securities as a means of achieving additional return or of hedging the value of the Master Portfolio's portfolio. If the Master Portfolio has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Master Portfolio so desires.

      The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Master Portfolio the credit risk that the counterparty will fail to honor its obligations. All investments by the Master Portfolio in off-exchange options will be treated as "illiquid" and will therefore be subject to the Master Portfolio's policy of not investing more than 15% of its net assets in illiquid securities. The Master Portfolio will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount at least equal in value to the Master Portfolio's commitments under off-exchange options.

WARRANTS

      The Master Portfolio may invest no more than 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities) and not more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Master Portfolio may only purchase warrants on securities in which the Master Portfolio may invest directly.

MONEY MARKET INSTRUMENTS

      The Master Portfolio may invest in the following types of money market instruments that have remaining maturities not exceeding one year; (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; and (iii) commercial paper rated at the date or purchase "P-1" by Moody's or "A-1" or "A-1+_" by S&P. The Master Portfolio also may invest in short-term U.S. dollar- denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; and
(iii) have branches or agencies in the United States.

B. ADDITIONAL INFORMATION ABOUT PERMITTED INVESTMENT ACTIVITIES OF THE MASTER PORTFOLIOS

U.S. GOVERNMENT OBLIGATIONS

      Certain of the debt instruments purchased by the Master Portfolios may be obligations issued by the U.S. Government including U.S. Treasury bonds, notes and bills and obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government-sponsored enterprises ("U.S.
Government obligations"). U.S. Treasury bonds, notes and bills and certain of the obligations of certain agencies and instrumentalities of the U.S. Government (such as the obligations of the Federal Housing Administration, Small Business Administration and the Farmers Home Administration and Government National Mortgage Association) are supported by the full faith and credit of the United States or U.S. Treasury guarantees; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury; still others, such as those of the Financing Corporation are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those of the Student Loan Marketing Association ("SLMA"), the Federal Farm Credit Bank, the Federal Home Loan Bank, the Resolution Funding Corporation, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the agency or instrumentality issuing or guaranteeing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. Some of these instruments may be variable- or floating-rate instruments. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

      The Tax-Free Money Market Master Portfolio may invest in various types of U.S. Government obligations with remaining maturities of up to 13 months.

BONDS

      Certain of the debt instruments purchased by the Municipal Income Master Portfolio and the Government-Corporate Income Master Portfolio may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates.

      Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls.

      Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Also, the Master Portfolios may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of their investment portfolios.

      Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

ASSET-BACKED SECURITIES

      The Short-Term Government-Corporate Income Master Portfolio may invest in various types of asset-backed securities. Asset-backed securities are typically backed by an underlying pool of assets (such as credit card or automobile trade receivables or corporate loans or bonds) which provides the interest and principal payments to investors. Credit quality depends primarily on the quality of the underlying assets and the level of credit support, if any, provided by the issuer. The underlying assets may be subject to prepayment which can shorten the life of asset- backed securities and may lower their return. The value of asset-backed securities may change because of actual or perceived changes in the creditworthiness of the originator, servicing agent, or of the financial institution providing the credit support.

FLOATING- AND VARIABLE-RATE INSTRUMENTS

      Certain of the debt instruments that the Master Portfolios may purchase bear interest at rates that are not fixed, but float or vary with, for example, changes in specified market rates or indices or at specified intervals. These floating- and variable- rate instruments typically have maturities of more than 13 months but may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The Master Portfolios may purchase certificates of participation in pools of floating- and variable-rate instruments from banks or other financial institutions. With respect to the pass-through tax status of these certificates, Wells Fargo Bank, as investment adviser, may rely upon either the opinion of counsel or IRS rulings regarding the tax-exempt status of these certificates.

      Wells Fargo Bank, as investment adviser to the Master Portfolios, monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Events affecting the ability of the issuer of a demand instrument to make payment when due may occur between the time a Master Portfolio elects to demand payment and the time payment is due, thereby affecting the Master Portfolio's ability to obtain payment at par. Wells Fargo Bank, in accordance with guidelines approved by the Trust's Board of Trustees, determines the liquidity of any instruments which have a demand feature that is not exercisable within seven days, provided that an active secondary market exists.

      The Municipal Income Master Portfolio may invest in variable-rate instruments with a maximum final maturity of up to 30 years, provided the period remaining until the next readjustment of the instrument's interest rate, or the period remaining until the principal amount can be recovered through demand, is less than 5 years.

      A Master Portfolio may, in accordance with policies of the Securities and Exchange Commission ("Commission"), account for these instruments as maturing at the next interest-rate readjustment date or the date at which such Master Portfolio may tender the instrument back to the issuer, whichever is later.
The Tax-Free Money Market Master Portfolio may invest in floating- and variable-rate obligations even if they carry stated maturities in excess of 13 months, upon compliance with certain conditions of Commission rules, in which case such obligations may be treated in accordance with these conditions as having maturities not exceeding 13 months.

LETTERS OF CREDIT

      Certain of the debt obligations, certificates of participation, commercial paper and other short-term obligations which the CIT Master
Portfolio and the Tax-Free Money Market Porfolio are permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of the investment adviser, are comparable in quality to issuers of other permitted high-quality investments of the Master Portfolios may be used for letter of credit-backed investments. Letters of credit issued by domestic bank issuers will be considered to be obligations of domestic banks excluded from each Master Portfolio's fundamental investment restriction and the 25% limitation regarding industry concentration.

REPURCHASE AGREEMENTS

      Each Master Portfolio may enter into repurchase agreements wherein the seller of a security to such Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. Each Master Portfolio may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by such Master Portfolio. All repurchase agreements will be fully collateralized based on values that are marked to market daily. While the maturities of the underlying securities in a repurchase agreement transaction may be greater than 13 months, the term of any repurchase agreement on behalf of a Master Portfolio will always be less than 13 months. If the seller defaults and the value of the underlying securities has declined, a Master Portfolio may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Master Portfolio's disposition of the security may be delayed or limited. The Master Portfolios enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Trustees of the Trust and that are not affiliated with Wells Fargo Bank. The Master Portfolios may enter into pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

      The Municipal Income, Short-Term Government-Corporate Income, and Capital Appreciation Master Porfolios may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Master Portfolio's total net assets will be invested in repurchase agreements with maturities of more than seven days and securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The CIT and Tax-Free Money Market Master Portfolios may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of the Master Portfolio's total net assets will be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Master Portfolio will only enter into repurchase agreements with registered broker/dealers that report to the New York Federal Reserve Bank or their affiliates and commercial banks that meet guidelines established by the Board of Trustees and are not affiliated with Wells Fargo Bank.

MUNICIPAL OBLIGATIONS - MUNICIPAL INCOME MASTER PORTFOLIO

      This section describes certain instruments in which the Municipal Income Master Portfolio may invest. Municipal obligations are issued by states and municipalities to raise money for various public purposes, including general purpose financing for state and local governments as well as financing for specific projects or public facilities. Municipal obligations may be backed by the full taxing power of a state or municipality, by the revenues from a specific project or the credit of a private organization. In addition, certain municipal obligations may be supported by letters of credit furnished by domestic or foreign banks. Yields on municipal obligations generally depend on a variety of factors, including: the general conditions of the municipal note and municipal bond markets; the size and maturity of the particular offering; the maturity of the obligations; and the rating of the issue or issuer. Furthermore, any adverse economic conditions or developments affecting a particular state or municipality could impact the municipal obligations issued by such entities. The two principal classifications of municipal obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Municipal Income Master Portfolio are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

      If a municipal obligation ceases to be rated or is downgraded below an investment grade rating after purchase by the Municipal Income Master Portfolio, the Municipal Income Master Portfolio may retain or dispose of such security. In any event, the Municipal Income Master Portfolio does not intend to purchase or retain any municipal security that is rated below the top four ratings categories by a nationally recognized statistical rating organization ("NRSRO"), or, if unrated, is considered by the investment adviser to be of comparable quality. Securities rated in the fourth highest category are considered to have speculative characteristics. A description of ratings is contained in the Appendix to the Statement of Additional Information.

      Municipal obligations may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. An issuer's obligation to pay principal or interest on an instrument may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

      Municipal obligations may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by the Municipal Income Master Portfolio, the Master Portfolio may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for the Master Portfolio to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Master Portfolio is not entitled to exercise its demand rights, and the Master Portfolio could, for these or other reasons, suffer a loss.

      Municipal obligations also may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases", and units of participation in trusts holding pools of tax-exempt leases. Such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Any such loans made by the Municipal Income Master Portfolio may have a demand provision permitting the Municipal Income Master Portfolio to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to the Master Portfolio's limitation on investments in illiquid securities. As it deems appropriate, Wells Fargo Bank will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations. The Municipal Income Master Portfolio will not purchase any unrated municipal leases unless the investment adviser, following procedures approved by the Trust's Board of Trustees, determines that such leases are of comparable quality to municipal obligations that are rated in the top four rating categories by an NRSRO.

      Municipal participation interests, which give the purchaser an undivided interest in one or more underlying municipal obligations, may be purchased from financial institutions. To the extent that municipal participation interests are considered to be "illiquid securities", such instruments are subject to the Master Portfolio's limitation on the purchase of illiquid securities.

      In addition, the Municipal Income Master Portfolio may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal obligations held in its portfolios. Under a stand-by commitment, a dealer agrees to purchase at the Master Portfolio's option specified municipal obligations at a specified price. The Master Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and without intending to exercise its rights thereunder for trading purposes.

      Certain of the securities in which the Municipal Income Master Portfolio invests are purchased on a when-issued basis, in which case delivery and payment normally take place within 120 days after the date of the commitment to purchase. The Master Portfolio will make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that are received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.

      The Municipal Income Master Portfolio will establish a segregated account in which it will maintain cash or liquid, high-grade debt securities in an amount at least equal in value to its commitments to purchase when-issued securities. If the value of these assets declines, the Master Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

MUNICIPAL OBLIGATIONS - TAX-FREE MONEY MARKET MASTER PORTFOLIO

      Subject to the maturity and other restrictions under Rule 2a-7, the Tax-Free Money Market Master Portfolio may invest in Municipal Obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. From time to time, the Master Portfolio may invest 25% or more of the current value of its total assets in certain "private activity bonds," such as pollution control bonds; provided, however, that such investments will be made only to the extent they are consistent with the Master Portfolio's fundamental policy of investing, under normal circumstances, at least 80% of its net assets in municipal obligations that are exempt from federal income tax and are not subject to the federal alternative minimum tax.

      The Master Portfolio may invest in the following municipal obligations with remaining maturities not exceeding 13 months:

             (i) long-term municipal bonds rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P;

             (ii) municipal notes rated at the date of purchase "MIG1" or "MIG2" (or "VMIG1" or "VMIG2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+", "SP-1" or "SP-2" by S&P; and

             (iii) short-term municipal commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+", "A- 1" or "A-2" by S&P.

TAXABLE INVESTMENTS

      Pending the investment of proceeds from the sale of shares of the Tax-Free Money Market Master Portfolio or proceeds from sales of portfolio securities or in anticipation of redemptions or to maintain a "defensive" posture when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of market conditions, the Master Portfolio may elect to invest temporarily up to 20% of the current value of its net assets in cash reserves, including the following taxable high-quality money market instruments: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+" or "A-1" by S&P; (iv) certain repurchase agreements; and
(v) high-quality municipal obligations, the income from which may or may not be exempt from federal income tax.

      Moreover, the Master Portfolio may invest temporarily more than 20% of its total assets in such securities and in high-quality, short-term municipal obligations the interest on which is not exempt from federal income tax to maintain a temporary defensive posture or in an effort to improve after-tax yield to the Master Portfolio's shareholders when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of unusual market conditions.

OTHER INVESTMENT COMPANIES

      For temporary investments, the Tax-Free Money Market Master Portfolio and the Capital Appreciation Master Portfolio also may invest in shares of other open-end investment companies that invest exclusively in high-quality short-term securities subject to the limits set forth under Section 12 of the 1940 Act, provided however, that any such company has a fundamental policy of investing, under normal market conditions, at least 80% of its net assets in obligations that are exempt from federal income tax and are not subject to the federal alternative minimum tax. Such investment companies can be expected to charge management fees and other operating expenses that would be in addition to those charged to the Master Portfolios; however, the Master Portfolios' investment advisers have undertaken to waive its advisory fees with respect to that portion of the Master Portfolios' assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. Under Section 12(d)(1) the Master Portfolios, together with any company or companies controlled by it, generally prohibited from owning more than 3% of the total outstanding voting stock of any such investment company, nor may the Master Portfolios, together with any such company or companies, invest more than 5% of its assets in any one such investment company or invest more than 10% of its assets in securities of all such investment companies combined.

FOREIGN OBLIGATIONS

      The Tax-Free Money Market Master Portfolio may invest up to 25% of its total assets in high-quality, short-term (13 months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. The Capital Application Master Portfolio may invest in securities of foreign governments and private issues that are denominated in and pay interest in U.S. dollars. These securities may take the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership or underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

C.    TEMPORARY INVESTMENTS OF THE SHORT-TERM MUNICIPAL INCOME MASTER PORTFOLIO

      The Short-Term Municipal Income Master Portfolio may elect to invest temporarily up to 20% of its net assets in U.S. Government Obligations, negotiable certificates of deposit, bankers acceptance and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+" or "A-1" by Standard & Poor's Corporation ("S&P"); high-quality taxable municipal obligations; shares of taxable or tax-free money market mutual funds; and repurchase agreements. Finally, the Short-Term Municipal Income Master Portfolio may invest temporarily in shares of other open-end, management investment companies, subject to the limitations of Sections 12(d)(1) of the 1940 Act. Purchases of shares of other investment companies will be limited to temporary investments in shares of unaffiliated investment companies, and the Master Portfolio's investment adviser will waive its fee for that portion of the Master Portfolio's assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. Such temporary investments would most likely be made for cash management purposes or when there is an unexpected or abnormal level of investor purchases or redemptions of shares of the Municipal Income Master Portfolio or because of unusual market conditions. The income from these temporary investments and investment activities may be subject to federal income tax. However, as stated above, Wells Fargo Bank seeks to invest substantially all of the Short-Term Municipal Income Master Portfolio's assets in securities exempt from such tax. A more complete description of tax-free municipal obligations, taxable money market instruments and other investment activities is contained in the section entitled "Additional Information About Permitted Investment Activities of the Master Portfolios".

D.    OTHER INVESTMENT POLICIES

      Each Master Portfolio's investment objective and the classification of each Master Portfolio as "diversified" may not be changed without the approval of a majority vote of the Master Portfolio's investors.

      As a matter of fundamental policy, the CIT Master Portfolio: (i) may borrow from banks up to 10% of the current value of its net assets only for temporary purposes in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing exceeds 5% of the Master Portfolio's net assets); and (ii) may not invest more than 25% of its assets (i.e., concentrate) in any particular industry, excluding U.S. Government obligations and obligations of domestic banks. (Foreign branches of U.S. banks and U.S. branches of foreign banks are not domestic banks for purposes of this exclusion.) As a matter of non-fundamental policy, the CIT Master Portfolio may invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, restricted securities, illiquid securities, and fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days. If the Trust's Board of Trustees determines, however, that the CIT Master Portfolio's investment objective can best be achieved by a substantive change in a non- fundamental investment policy or strategy, the CIT Master Portfolio may make such change without investor approval and will make appropriate disclosure of any such material change in the CIT Master Portfolio's prospectus.

      As a matter of fundamental policy, each of the Municipal Income Master Portfolio and the Short-Term Government- Corporate Income Master Portfolio may borrow from banks up to 10% of the current value of its net assets only for temporary purposes in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of such Master Portfolio's net assets (but investments may not be purchased while any such outstanding borrowing exceeds 5% of the respective Master Portfolio's net assets). As a matter of fundamental policy, the Municipal Income Master Portfolio and the Short-Term Government-Corporate Income Master Portfolio each may not invest more than 25% of its assets (i.e., concentrate) in any particular industry, excluding: (1) U.S. Government Obligations; and (2) municipal obligations (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal obligations if the payment of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental issuers). As a matter of nonfundamental policy, the Municipal Income and Short-Term Government- Corporate Income Master Portfolios may each invest up to 15% of the current value of its net assets in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale and fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days. Disposing of illiquid securities may involve additional costs and require additional time.

      Except during temporary defensive periods, the Municipal Income Master Portfolio and the Short-Term Government- Corporate Income Master Portfolio each seeks to maintain an average weighted maturity of between 90 days and 2 years. The maximum stated maturity of the Municipal Income Master Portfolio's investments will not exceed 5 years for each individual security (though the maximum stated maturity of certain variable-rate instruments purchased by the Master Portfolio may be more than five years). The Short-Term Government-Corporate Income Master Portfolio may invest in obligations of any maturity.

      As a matter of fundamental policy the Tax-Free Money Market Master Portfolio may borrow from banks up to 10% of the current value of its net assets only for temporary purposes in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists); (ii) may not make loans of portfolio securities or other assets, except that loans for purpose of this restriction will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other short-term obligations, and other types of debt instruments commonly sold in a public or private offering; and (iii) may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio's investments in that industry would be 25% or more of the current value of the Master Portfolio's total assets, provided that there is no limitation with respect to investments in (a) municipal securities (for the purpose of this restriction, private activity bonds shall not be deemed municipal securities if the payments of principal and interest on such bonds is the ultimate responsibility of non-governmental users), (b) U.S. Government obligations, and (c) certain obligations of domestic banks.

      As a matter of non-fundamental policy, the Tax-Free Money Market Master Portfolio may invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, illiquid securities, fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and restricted securities (which are securities that must be registered under the Securities Act of 1933 before they may be offered or sold to the public), unless a state imposes a lower limit.

      In addition, as matters of fundamental policy, the Capital Appreciation Master Portfolio may: (i) not purchase securities of any issuer (except U.S. Government obligations) if as a result, with respect to 75% of the Master Portfolio's assets, more than 5% of the value of the Master
Portfolio's total assets would be invested in the securities of such issuer or the Master Portfolio would own more than 10% of the outstanding voting securities of such issuer; (ii) borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets); (iii) make loans of portfolio securities in accordance with its investment policies; and (iv) not invest 25% or more of its assets (i.e., concentrate) in any particular industry, except that the Master Portfolio may invest 25% or more of its assets in U.S. Government obligations. With respect to fundamental investment policy
(iii) above, the Master Portfolio does not intend to make loans of its portfolio securities during the coming year.

      As a matter of non-fundamental policy, the Capital Appreciation Master Portfolio may invest up to 15% of the current value of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days. Disposing of illiquid or restricted securities may involve additional costs and require additional time.

MANAGEMENT OF THE MASTER PORTFOLIOS

MASTER/FEEDER STRUCTURE

      The Trust is organized as a business trust under the laws of the State of Delaware. See "Capital Stock and Other Securities." The Overland Sweep, Short-Term Municipal Income, Short-Term Government-Corporate Income, National Tax-Free Institutional Money Market and Strategic Growth Funds of Overland Express and the National Tax-Free Money Market Mutual and the Aggressive Growth Funds of Stagecoach Funds, Inc., open-end management investment companies, invest all of their respective assets in the corresponding Master Portfolio of the Trust which has the same investment objective as the Fund. In addition to selling its shares to the corresponding Fund, each Master Portfolio may sell its shares to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in a Master Portfolio may differ from those of a Fund.

ITEM 5.  MANAGEMENT OF THE TRUST.

      The Trust's Board of Trustees provides broad supervision over the affairs of each Master Portfolio of the Trust.

      The Trust has retained the services of Wells Fargo Bank as investment adviser to the five Master Portfolios of the Trust, and Stephens as sponsor, administrator and placement agent. The Board of Trustees is responsible for the general management of the five Master Portfolios of the Trust and supervision of the actions of Wells Fargo Bank and Stephens in these capacities. Additional information regarding the Officers and Trustees of the Trust is included in Part B under "Management of the Trust."

INVESTMENT ADVISER -- Pursuant to separate Advisory Contracts, each Master Portfolio of the Trust is advised by Wells Fargo Bank, 420 Montgomery Street, San Francisco, California 94163, a wholly owned subsidiary of Wells Fargo & Company. Wells Fargo Bank, one of the ten largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of October 31, 1995, Wells Fargo Bank provided investment advisory services for approximately $33.9 billion of assets of individuals, trusts, estates and institutions. Currently, Wells Fargo Bank is the investment adviser to seven other registered open-end management investment companies, each of which consists of several separately managed investment portfolios.

      Under the Advisory Contracts, Wells Fargo Bank has agreed to furnish to each Master Portfolio investment guidance and policy direction in connection with the daily portfolio management of the Master Portfolios. Pursuant to the Advisory Contracts, Wells Fargo Bank also furnishes to the Board of Trustees of the Trust periodic reports on the investment strategy and performance of each Master Portfolio.

      Mr. Mark Kraschel, portfolio manager of the Short-Term Government-Corporate Income Master Portfolio, has specialized in short-term bond investment applications for over a decade. He joined Wells Fargo Bank in 1988 after five years in fixed-income management at First Boston Corporation. Mr. Kraschel holds a B.S. in business administration from the University of Oregon and an M.B.A. in finance from the University of San Francisco. Mr. Kraschel assumed sole responsibility for management of the Short-Term Government-Corporate Income Master Portfolio on February 1, 1995. Prior to that time, Mr. Kraschel had co-managed the Master Portfolio since its inception in May of 1994.

      Ms. Laura L. Milner, portfolio co-manager of the Municipal Income Master Portfolio, joined Wells Fargo Bank in 1988. Her background includes over seven years experience specializing in short- and long-term municipal obligations with Salomon Brothers. She is a member of the National Federation of Municipal Analysts and its California chapter. Mr. David Klug, portfolio co-manager for the Municipal Income Master Portfolio, has managed municipal bond portfolios for Wells Fargo Bank for over nine years. Prior to joining Wells Fargo Bank, he managed the municipal bond portfolio for a major property and casualty insurance company. His investment experience exceeds 20 years and includes all aspects of tax-exempt fixed-income investments. He holds an M.B.A. from the University of Chicago and is a member of the National Federation of Municipal Analysts and its California Chapter. Mr. Klug and Ms. Milner have co- managed the Municipal Income Master Portfolio since its inception in May 1994.

      Mr. John Hickman is primarily responsible for the day-to-day management of the Strategic Growth Fund and has performed such duties since the Fund's inception. In addition, he also manages equity and balances portfolios for individuals and employee benefit plans. He has approximately ten years of experience in the investment management field and is a member of Wells Fargo's Equity Strategy committee. Mr. Hickman has a B.A. and an M.B.A. in finance from Brigham Young University and has been with Wells Fargo Bank since the merger with Crocker National Bank in 1986.

      Mr. Robert Bissell is also primarly responsible for the day-to-day management of the Strategic Growth Fund and has performed such duties since the Fund's inception. Mr. Bissell joined Wells Fargo Bank at the time of the merger with Crocker Bank and has been with the combined organization for over 20 years. Prior to joining Wells Fargo Bank, he was a vice president and investment counselor with M.H. Edie Investment Counseling, where he managed institutional and high-net-worth porfolios. Mr. Bissell holds a finance degree from the University of virginia. He is a chartered financial analyst and a member of the Los Angeles Society of Financial Analysts.

      Mr. Steve Enos assists Mr. Jon Hickman and Mr. Robert Bissell with the management of the Strategic growth Fund. Mr. Enos is a member of the Wells Fargo Growth Equity Team. He began his career with First Interstate Bank, where he was assistant vice president and porfolio manager. Prior to joining Wells Fargo Bank, he was a principal at Dolan Capital Management where he managed both personal and pension portfolios. Mr. Enos is a Chartered Financial Analyst and a member of the Association for Investment Management and Research.

      Ms. Sandra Thornton also assist Jon Hickman and Robert Bissell with the management of the Strategic Growth Fund. Ms. Thornton manages equity portfolios and is a member of the Wells Fargo Growth Equity Team. Prior to joining Wells Fargo in 1993, she worked in the research department of RCM Capital Management. She obtained her license as a Certified Public Accountant from the State of California while performing tax/financial planning services at Price Waterhouse. She holds a B.A. from Albertus Magnus College and is a Chartered Financial Analyst.

      Purchase and sale orders of the securities held by each Master Portfolio may be combined with those of other accounts that Wells Fargo Bank manages or advises, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for a Master Portfolio of the Trust and other accounts managed by Wells Fargo Bank, Wells Fargo Bank undertakes to allocate those transactions among the participants equitably. From time to time, each Master Portfolio, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship.

      For its services under the Advisory Contracts, Wells Fargo Bank is entitled to a monthly advisory fee at the annual rate of 0.25% of the average daily net assets of the CIT Master Portfolio, 0.50% of the average daily net assets of the Capital Appreciation Master Portfolio, 0.50% of the average daily net assets of the Municipal Income Master Portfolio, 0.50% of the average daily net assets of the Short-Term Government-Corporate Income Master Portfolio and 0.30% of the average daily net assets of the Tax-Free Money Market Master Portfolio, respectively. From time to time, Wells Fargo Bank may waive such fees in whole or in part. Any such waiver will reduce expenses of a Master Portfolio accordingly and have a favorable impact on the yield of such Master Portfolio of the Trust.

      The CIT Master Portfolio paid 0.22% of its average daily net assets to Wells Fargo Bank for advisory services during the year ended December 31, 1994. Wells Fargo Bank waived all advisory fees paid to it by the Municipal Income Master Portfolio for the period from June 3, 1994 (commencement of operations) to December 31, 1994. Wells Fargo Bank waived all advisory fees paid to it by the Short-Term Government-Corporate Income Master Portfolio for the period from September 19, 1994 (commencement of operations) to December 31, 1994.

CUSTODIAN AND TRANSFER AGENT -- Wells Fargo Bank has been retained to act as the custodian (the "Custodian") for each Master Portfolio of the Trust. Wells Fargo Bank also is the Transfer and Dividend Disbursing Agent (the "Transfer Agent") for each Master Portfolio of the Trust. Wells Fargo Bank performs these services at 525 Market Street, San Francisco, California 94105.

SPONSOR, ADMINISTRATOR AND PLACEMENT AGENT -- Stephens, 111 Center Street, Little Rock, Arkansas 72201, has entered into agreements under which Stephens acts as administrator for each Master Portfolio of the Trust. For providing administrative services to the CIT Master Portfolio, Stephens is entitled to receive from the CIT Master Portfolio a monthly fee at the annual rate of 0.025% of the CIT Master Portfolio's average daily net assets. For providing administrative services to the Tax-Free Money Market Master Portfolio, Stephens is entitled to receive from the

Tax-Free Money Market Master Portfolio 0.05% of the Tax-Free Money Market Master Portfolio's average daily net assets. The other Master Portfolios do not pay a fee for administrative services. From time to time, Stephens may waive fees from the CIT Master Portfolio and/or the Tax-Free Money Market Master Portfolio in whole or in part. Any such waiver will reduce expenses of the relevant Master Portfolio and, accordingly, have a favorable impact on the yield or return of such Master Portfolio.

      The Administration Agreements state that Stephens shall provide as administrative services, among other things: (i) general supervision of the operation of each Master Portfolio, including coordination of the services performed by the investment adviser, transfer agent, custodian, independent auditors and legal counsel; regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the Commission and any state securities commissions; and preparation of proxy statements and investor reports for each Master Portfolio; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Stephens also furnishes office space and certain facilities required for conducting each Master Portfolio's business and pays the compensation of the trustees, officers and employees of the Trust who are affiliated with Stephens.

      Stephens is a full service broker/dealer and investment advisory firm. Stephens and its predecessor have been providing securities and investment services for more than 60 years, including discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments. The Trust will not purchase securities from Stephens, Wells Fargo Bank, or their respective affiliates, as principal, without an exemptive order from the Commission.

PLACEMENT AGENT -- Stephens, located at 111 Center Street, Little Rock, Arkansas 72201, serves as placement agent for each Master Portfolio's shares.

EXPENSES -- Each Master Portfolio's Advisory Contract and Administration Agreement provide that if, in any fiscal year, the total aggregate expenses of a Master Portfolio incurred by, or allocated to, the Master Portfolio and other investment companies investing in a Master Portfolio (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses, expenditures that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses and amounts accrued or paid under any distribution plan) exceed the most restrictive expense limitation applicable to such investment companies imposed by the securities laws or regulations of the states in which such investment companies' shares are registered for sale, Wells Fargo Bank and Stephens shall waive their fees proportionately under the Advisory Contract and Administration Agreement, respectively, for the fiscal year to the extent of the excess, or reimburse the excess, but only to the extent of their respective fees. The Advisory Contracts and the Administration Agreements further provide that the total expenses of each Master Portfolio shall be reviewed monthly so that, to the extent the annualized expenses for such month exceed the most restrictive applicable annual expense limitation, the monthly fees under the Advisory Contract and the Administration Agreement of each Master Portfolio shall be reduced as necessary. The most stringent applicable state restriction for investment companies limits these expenses for any fiscal year to 2.50% of the first $30 million of an investment company's average net assets, 2% of the next $70 million of average net assets and 1.50% of the average net assets in excess of $100 million.

      Except for the expenses borne by Stephens and Wells Fargo Bank, each Master Portfolio bears all costs of its operations, including the compensation of its trustees who are not officers or employees of Stephens or Wells Fargo Bank or any of their affiliates; advisory and administration fees; interest charges; taxes; fees and expenses of independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming Interests in a Master Portfolio of the Trust; expenses of preparing and printing any prospectuses, investor reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of the custodian, including those for keeping books and accounts and calculating the net asset value of investments in a Master Portfolio of the Trust; expenses of investor meetings; pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to a particular Master Portfolio are charged against the assets of that Master Portfolio; other expenses of the Trust are allocated among the Master Portfolios on the basis determined by the Board of Trustees, including, but not limited to, proportionately in relation to the net assets of each Master Portfolio.

      Except as noted above and in "Investment Advisory and Other Services" of Part B, the CIT Master Portfolio's service contractors bear all expenses in connection with the performance of their services and the CIT Master Portfolio bears the expenses incurred in its operations. For the year ended December 31, 1994 the CIT Master Portfolio's total expenses, prior to waiver or reimbursement, were 4.12% of its average daily net assets. After waivers and reimbursements, the CIT Master Portfolio's total expenses were 0.33% of its average daily net assets.

ITEM 6.  CAPITAL STOCK AND OTHER SECURITIES.

ORGANIZATION AND INTERESTS

      The Trust is organized as a Business Trust under the laws of Delaware. The Trust's Declaration of Trust permits the Board of Trustees to issue beneficial interests in a Master Portfolio of the Trust, and to permit investors to increase or decrease their holdings in the Master Portfolios of the Trust. The Trust has no intention of holding annual meetings of investors but will hold special meetings of investors when, in the judgment of the Trustees, it is necessary or desirable to submit matters for an investor vote. Investors are entitled to call a meeting of investors for purposes of voting on removal of a Trustee or Trustees of the Trust.

      Each investor is entitled to vote in proportion to the amount of the investor's investment in a Master Portfolio of the Trust. As described below, for certain matters interestholders vote together as a group; as to others, they vote separately by Master Portfolio. Interests in a Master Portfolio of the Trust may not be transferred, but an investor may withdraw all or any portion of its investment at any time at net asset value. All Interests in the Trust, when issued, will be fully paid and nonassessable, and the Interests have no preemptive rights. A more detailed statement of the rights of investors is contained in Part B.

      As of the date of this Amendment to the Registration Statement, Overland Sweep Fund, a fund of the Overland Express, owned at least 25% of the outstanding Interests in the CIT Master Portfolio and, therefore could be considered to be a controlling person of the CIT Master Portfolio for purposes of the 1940 Act. Similarly, the Short-Term Municipal Income Fund and the Short-Term Government-Corporate Income Fund, each a fund of Overland Express, owned at least 25% of the outstanding Interests in the Municipal Income Master Portfolio and the Short-Term Government-Corporate Income Master Portfolio, respectively. Similarly, the Strategic Growth Fund (a fund of Overland Express) and the Aggressive Growth Fund (a fund of Stagecoach Funds, Inc.) owned at least 25% of the outstanding interests in the Capital Appreciation Master Portfolio. Accordingly, each Fund could be considered to be a controlling person of the respective Master Portfolio for purposes of the 1940 Act. As of the date of this Amendment, the Tax-Free Money Market Master Portfolio had not commenced operations.

      The Trust reserves the right, without the approval of interestholders, to create and issue Interests in the Master Portfolios. Any Interests so created in a Master Portfolio would participate equally in the earnings, dividends and assets of the particular Master Portfolio. Interests in any new master portfolio would participate equally in the earnings, dividends and assets of the new master portfolio. The Trust currently offers four separate Master Portfolios. The previously single Master Portfolio is now referred to as the CIT Master Portfolio. The Trust also offers four other Master Portfolios -- the Capital Appreciation Master Portfolio, the Municipal Income Master Portfolio, the Short-Term Government-Corporate Income Master Portfolio and the Tax-Free Money Market Master Portfolio. The Trust no longer offers the 1-3 Year Duration Government Income Master Portfolio.

      All consideration received by the Trust for Interests in a Master Portfolio and all assets in which such consideration is invested belong to that Master Portfolio (subject only to the rights of creditors of the Trust) and are subject to the liabilities related thereto. The income attributable to, and the expenses of, one Master Portfolio are treated separately from those of the other Master Portfolios.

      Interests in the Master Portfolios are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Master Portfolios Interests involve certain investment risks, including the possible loss of principal. The price and investment return of each interest in a Master Portfolio will fluctuate and are not guaranteed.

DIVIDENDS AND DISTRIBUTIONS

      CIT MASTER PORTFOLIO -- The Net Income (as defined below) of the CIT Master Portfolio is allocated daily to all investors of record as of 12:00 Noon (New York time) on each day that Wells Fargo Bank is open (a "Bank Business Day"). Currently, Wells Fargo Bank is closed on New Year's Day, Martin Luther King's Day (the third Monday in January), President's

Day (the third Monday in February), Memorial Day (the last Monday in May), Independence Day, Labor Day, Columbus Day (the second Monday in October), Veteran's Day, Thanksgiving Day, and Christmas Day (each, a "Bank Holiday") and also on Saturdays and Sundays. Net Income for a Saturday, Sunday or Bank Holiday is allocated to investors of record as of 12:00 Noon (New York time) on the previous Bank Business Day.

      The Net Income of the CIT Master Portfolio (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the CIT Master Portfolio, less (ii) all actual and accrued expenses of the CIT Master Portfolio determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized short-term gains or losses on the assets of the CIT Master Portfolio.

      Dividends and any capital gain distributions paid by the CIT Master Portfolio will be reinvested in additional Interests in that Master Portfolio at net asset value and credited to an investor's account on the payment date.

      OTHER MASTER PORTFOLIOS -- The net investment income of the Capital Appreciation Master Portfolio, the Municipal Income Master Portfolio, the Short-Term Government-Corporate Income Master Portfolio and the Tax-Free Money Market Master Portfolio is allocated daily to all investors of record in such Master Portfolios as of 4:00 p.m. (New York time) on any day the New York Stock Exchange is open (a "Business Day"). Currently, the Exchange is closed on New Year's Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day, Veterans Day, Thanksgiving Day and Christmas Day (each, a "Holiday") and Saturdays and Sundays. Net investment income for a Saturday, Sunday or Holiday is allocated to investors of record as of 4:00 p.m. (New York time) on the preceding business day.

      Dividends and any capital gains distributions paid by a Master Portfolio will be reinvested in the investor's interest in that Master Portfolio of the Trust at net asset value and credited to the investor's account on the payment date.

TAXES

      Based on the method of operation of the Trust, the Trust believes that it will qualify for federal income tax purposes as a partnership. The Trust therefore believes that it will not be subject to any federal income tax on its income and any net capital gains. However, each investor in a Master Portfolio of the Trust will be taxed on its allocable share of that Master Portfolio's ordinary income and any capital gain in determining its federal income tax liability. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended, ("Code") and regulations promulgated thereunder.

      It is intended that each Master Portfolio's assets, income and distributions be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in that Master Portfolio of the Trust.

                               __________________

      Investor inquiries should be directed to the Master Investment Trust, 111 Center Street, Little Rock, Arkansas 72201.

ITEM 7.  PURCHASE OF SECURITIES.

      Interests in the CIT Master Portfolio may be purchased on any Bank Business Day. Interests in the Capital Appreciation Master Portfolio, the Municipal Income Master Portfolio, Short-Term Government-Corporate Income Master Portfolio and Tax-Free Money Market Master Portfolio may be purchased on any Business Day.

      The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of Delaware on August 15, 1991. The Trust is composed of five Master Portfolios: the Capital Appreciation Master Portfolio, the CIT Master Portfolio, the Short-Term Municipal Income Master Portfolio, the Tax-Free Money Market Master Portfolio and the Short-Term Government-Corporate Income Master Portfolio, each of which are diversified investment portfolios. Beneficial interests in the Trust are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Trust may only be made by registered broker/dealers or by investment companies, insurance company separate accounts, common or commingled trust funds, group trusts or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Amendment to the registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

      There is no minimum initial or subsequent purchase amount required for investment in a Master Portfolio. The Trust reserves the right to reject any purchase order. If accepted by the Trust, investments in a Master Portfolio may be made in exchange for securities that are eligible for acquisition by such Master Portfolio as described in this Part A. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Master Portfolio of the Trust and must be delivered to the Trust by the investor upon receipt from the issuer.

      A Master Portfolio will not accept securities in exchange for Interests unless: (1) such securities are, at the time of the exchange, eligible for purchase by that Master Portfolio; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Master Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; (3) the value of any such security (except U.S. Government securities) being exchanged together with any other securities of the same issuer owned by a Master Portfolio will not exceed 5% of the net assets of the Master Portfolio of the Trust immediately after the transaction; and (4) such securities are consistent with the Master Portfolio's investment objective and policies, as applied by Wells Fargo Bank.


      Interests in a Master Portfolio are offered continuously at the net asset value next determined after a purchase order is effective without a sales load. Purchase orders for Interests in the CIT Master Portfolio are effected if received by 12:00 Noon (New York time) on any Bank Business Day. Purchase orders for Interests in the Municipal Income Master Portfolio, the Short-Term Government-Corporate Income Master Portfolio and the Tax-Free Money Market Master Portfolio are effected if received by 4:00 p.m. (New York time) on any Business Day.

DETERMINATION OF NET ASSET VALUE

      CIT AND TAX-FREE MONEY MARKET MASTER PORTFOLIOS-- The net asset value of the CIT Master Portfolio is determined as of 12:00 noon (New York time) on each Bank Business Day. The net asset value of the Tax-Free Money Market Master Portfolio is determined as of 9:00 a.m. (Pacific time) on each Business Day.
It is anticipated that the net asset value of an interest in the CIT Master Portfolio or the Tax-Free Money Market Master Portfolio will remain stable at $1.00 per share, although no assurance can be given that each Master Portfolio will maintain a stable net asset value on a continuing basis.

      The CIT Master Portfolio and the Tax-Free Money Market Master Portfolio each uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, generally without regard to the impact of fluctuating interest rates on the market value of the security.

      The exclusive placement agent for both the CIT Master Portfolio and the Tax-Free Money Market Master Portfolio is Stephens, which receives no additional compensation for placement agent services provided to each Master Portfolio.

      OTHER MASTER PORTFOLIOS -- The net asset value of the Capital Appreciation Master Portfolio, the Municipal Income Master Portfolio and the Short-Term Government-Corporate Income Master Portfolio is determined on each Business Day. The net asset value per interest in each of these Master Portfolios is determined by dividing the value of the total assets of the Master Portfolio less the Master Portfolio's liabilities by the total number of outstanding Interests.

      The value of assets of each of these Master Portfolios (other than debt obligations maturing in 60 days or less) is determined at the close of regular trading on the Exchange, which is currently 4:00 p.m. New York time. Except for debt obligations with remaining maturities of 60 days or less which are valued at amortized cost, assets are valued at current market prices, or if such prices are not readily available, at fair value as determined in good faith by the Board of Trustees. Prices used for such valuation may be provided by independent pricing services.

ITEM 8.  REDEMPTION OR REPURCHASE.

      An investor in a Master Portfolio may withdraw all or a portion of its investment at any time at the net asset value next determined after a withdrawal request in proper form is furnished by the investor to the Trust. The Master Portfolios do not charge for redemption transactions. The proceeds of a withdrawal are paid by the Trust in federal funds normally on the Business Day or Bank Business Day, as applicable, the withdrawal is effected, and in the case of the Tax-Free Money Market Master Portfolio, on the following Business Day, but in any event within seven days. At a Master Portfolio's option, payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions. Investments in a Master Portfolio of the Trust may not be transferred.

      The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the Exchange is closed (other than weekends or Holidays) or trading on the Exchange is restricted, or, to the extent otherwise permitted by the Act, if an emergency exists.

ITEM 9.  PENDING LEGAL PROCEEDINGS.

      Not applicable.

                            MASTER INVESTMENT TRUST
                           TELEPHONE: (800) 643-9691
                                     PART B
                            DATED DECEMBER 22, 1995

                          ------------------------

ITEM 10.  COVER PAGE.

         Master Investment Trust (the "Trust") is a registered, open-end, management investment company. The Trust is a "series fund", which is a mutual fund divided into separate portfolios. By this offering document the Trust is offering five diversified portfolios: the Cash Investment Trust Master Portfolio (the "CIT Master Portfolio"), the Short-Term Municipal Income Master Portfolio, (formerly, the 1-3 Year Duration Municipal Income Master Portfolio), the Short-Term Government-Corporate Income Master Portfolio, the Tax-Free Money Market Master Portfolio, and the Capital Appreciation Master Portfolio (each a "Master Portfolio" and collectively the "Master Portfolios"). This Part B should be read in conjunction with the Trust's Part A, also dated December 22, 1995. All terms used in this Part B that are defined in Part A have the meanings assigned in Part A. A copy of Part A may be obtained without charge by writing Stephens Inc. ("Stephens"), the Trust's sponsor, administrator and placement agent, at 111 Center Street, Little Rock, Arkansas 72201, or calling Stephens at the telephone number indicated above.

         The Trust's Registration Statement, as amended, including the Trust's Part A, the Part B and any exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission ("SEC") in Washington, D.C. Statements contained in the Trust's Part A or Part B as to the contents of any contract or other document referred to herein or in the Part A are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as exhibits to the Trust's Registration Statements, each such statement being qualified in all respects by such reference.

ITEM 11.  TABLE OF CONTENTS.

                                                                                 Page
                                                                                 ----
Item              12.     General Information and History                        B-3
Item              13.     Investment Objectives and Policies                     B-3
Item              14.     Management of the Trust                                B-18
Item              15.     Control Persons and Principal Holders
                          of Securities                                          B-21
Item              16.     Investment Advisory and Other Services                 B-21
Item              17.     Brokerage Allocation and Other
                          Practices                                              B-23
Item              18.     Capital Stock and Other Securities                     B-25
Item              19.     Purchase, Redemption and Pricing of
                          Securities                                             B-26
Item              20.     Tax Status                                             B-28
Item              21.     Underwriters                                           B-28
Item              22.     Calculation of Performance Data                        B-29
Item              23.     Financial Information                                  B-30
                          Appendix                                               B-31

ITEM 12.  GENERAL INFORMATION AND HISTORY.

         Not applicable.

ITEM 13.  INVESTMENT OBJECTIVES AND POLICIES.

         The following information supplements and should be read in conjunction with Item 4 in Part A.

A.       CAPITAL APPRECIATION MASTER PORTFOLIO

         As discussed in Part A, the investment objective of the Capital Appreciation Master Portfolio is to provide investors with an above-average level of capital appreciation. It seeks to achieve this objective through the active management of a broadly diversified portfolio of equity securities of companies expected to experience strong growth in revenues, earnings and assets.

INVESTMENT RESTRICTIONS

         As a matter of fundamental investment policy, the Capital Appreciation Master Portfolio may not:

         (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio's investments in that industry would equal or exceed 25% of the current value of the Master Portfolio's total assets, provided that there is no limitation with respect to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

         (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, or interests in oil, gas, or other mineral exploration or development programs;

         (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

         (4) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Master Portfolio's investment program may be deemed to be an underwriting;

         (5) make investments for the purpose of exercising control or management;

         (6) issue senior securities except that the Master Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets);

         (7) make loans of portfolio securities having a value that exceeds 50% of the current value of its total assets, provided that, this restriction does not apply to the purchase of fixed time deposits, repurchase agreements, commercial paper and other types of debt instruments commonly sold in a public or private offering; nor

         (8) purchase securities of any issuer (except securities issued by the U.S. Government, its agencies or instrumentalities ) if, as a result, with respect to 75% of its total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer.

With respect to fundamental investment policy (7), the Master Portfolio does not intend to loan its portfolio securities during the coming year.

         The Capital Appreciation Master Portfolio is subject to the following non-fundamental investment policies. These restrictions may be changed by a vote of a majority of the Trustees of the Trust at any time. The Master Portfolio may not:

         (1) purchase or retain securities of any issuer if the officers or directors/trustees of the Master Portfolio or its investment adviser owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together owned beneficially more than 5% of such securities;

         (2)     purchase or sell real estate limited partnership interests;

         (3) write, purchase or sell puts, calls or options or any combination thereof, except to the extent described in the Prospectus and except that the Master Portfolio may purchase securities with put rights in order to maintain liquidity;

         (4) invest in securities of issuers who, with their predecessors, have been in existence less than three years, unless the securities are fully guaranteed or insured by the U.S. Government if, by reason thereof, the value of its aggregate investment in such securities will exceed 5% of its total assets;

         (5) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Master Portfolio's total assets would be invested in the securities of any one issuer; nor

         (6) invest more than 15% of the Master Portfolio's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

         (7) In addition, as a matter of non-fundamental investment policy, the Master Portfolio may invest in shares of other open-end, management investment companies, subject to the limitations of Section 12(d)(1) of the Act, provided that any such purchases will be limited to temporary investments in shares of unaffiliated investment companies and the investment adviser will waive its advisory fees for that portion of the Master Portfolio's assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. The Master Portfolio does not intend to invest more than 5% of its net assets in such securities during the coming year. Notwithstanding any other investment policy or limitation (whether or not fundamental), as a matter of fundamental investment policy, the Master Portfolio may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Master Portfolio.

B.       CASH INVESTMENT TRUST MASTER PORTFOLIO

         As described in Part A, the investment objective of the CIT Master Portfolio is to provide its investors with a high level of current income, while preserving capital and liquidity. The CIT Master Portfolio seeks to achieve its investment objective by investing in high-quality, short-term instruments. There can, of course, be no assurance that the CIT Master Portfolio will achieve its investment objective. The investment objective of the CIT Master Portfolio may not be changed without the approval of the investors in the Master Portfolio.

INVESTMENT RESTRICTIONS

         The CIT Master Portfolio is subject to the following investment restrictions, all of which are fundamental policies. The CIT Master Portfolio may not:

         (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the CIT Master Portfolio's investments in that industry would exceed 25% of the current value of its respective total assets, provided that there is no limitation with respect to investments in (i) obligations of the United States Government, its agencies or instrumentalities, and (ii) obligations of domestic banks (for purposes of this restriction, domestic bank obligations do not include obligations of U.S. branches of foreign banks or obligations of foreign branches of U.S. banks);

         (2) purchase or sell real estate or real estate limited partnership interests (other than money market securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts;

         (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

         (4) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Master Portfolio's investment program may be deemed to be an underwriting;

         (5) make investments for the purpose of exercising control or management;

         (6) issue senior securities, except that the CIT Master Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such borrowing exceeds 5% of the Master Portfolio's net assets);

         (7) write, purchase or sell puts, calls, warrants or options or any combination thereof, except that the CIT Master Portfolio may purchase securities with put rights in order to maintain liquidity; or

         (8) make loans of portfolio securities or other assets, except that loans for purposes of this restriction will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other short-term obligations, and other types of debt instruments commonly sold in a public or private offering.

         The CIT Master Portfolio is subject to the following non-fundamental policies.

         The CIT Master Portfolio may not:

         (1) purchase or retain securities of any issuer if the officers, directors or trustees of the Trust or the CIT Master Portfolio's investment adviser owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together owned beneficially more than 5% of such securities;

         (2) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

         (3) invest in securities of issuers who, with their predecessors, have been in existence less than three years, unless the securities are fully guaranteed or insured by the U.S. Government, a state, commonwealth, possession, territory, the District of Columbia or by an entity in existence at least three years, or the securities are backed by the assets and revenues of any of the foregoing if, by reason thereof, the value of the CIT Master Portfolio's aggregate investments in such securities will exceed 5% of its total assets; or

         (4) invest more than 10% of the current value of its net assets in repurchase agreements maturing in more than seven days, fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, restricted securities (which are securities that must be registered under the Securities Act of 1933 before they may be offered or sold to the public), and illiquid securities.

         As provided in Rule 2a-7 under the Act, the CIT Master Portfolio may only purchase "Eligible Securities" (as defined in Rule 2a-7) and may purchase such securities only if, immediately after such purchase, the CIT Master Portfolio would have no more than 5% of its total assets in "First Tier Securities" (as defined in Rule 2a-7) of any one issuer, excluding government securities and except as otherwise permitted for temporary purposes and for certain guarantees and unconditional puts; the CIT Master Portfolio would own no more than 10% of the voting securities of any one issuer; the CIT Master Portfolio would have no more than 5% of its total assets in "Second Tier Securities" (as defined in Rule 2a-7); and the CIT Master Portfolio would have no more than the greater of $1 million or 1% of its total assets in Second Tier Securities of any one issuer.

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

         Foreign Obligations. The CIT Master Portfolio may invest a portion of its assets (no more than 5%) in obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or government supervision as domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

         Unrated Securities. The CIT Master Portfolio may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), such obligations are comparable in quality to other high-quality investments that are permitted for purchase by the CIT Master Portfolio, if they are purchased in accordance with the CIT Master Portfolio's procedures adopted by the Board of Trustees of the Trust in accordance with Rule 2a-7 under the Act. In this regard, Rule 2a-7 requires the Trust's Board of Trustees to pre-approve or ratify purchases of unrated securities. After purchase by the CIT Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the CIT Master Portfolio. Neither event will require an immediate sale of such security by the CIT Master Portfolio provided that, when a security ceases to be rated, the Board of Trustees of the Trust determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board finds that the sale of such security would not be in the CIT Master Portfolio's best interest. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Trust will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in Part A and in this Part B. The ratings of Moody's and S&P are more fully described in the Appendix to Part B.

C. SHORT-TERM MUNICIPAL INCOME MASTER PORTFOLIO AND SHORT-TERM GOVERNMENT-CORPORATE INCOME MASTER PORTFOLIO

INVESTMENT RESTRICTIONS

         As described in Part A, the investment objective of the Short-Term Government-Corporate Income Master Portfolio is to provide investors with current income while managing principal volatility. The Master Portfolio seeks to achieve its investment objective by investing in obligations issued by the U.S. Government, its agencies and instrumentalities and investment-grade corporate obligations.

         As described in Part A, the investment objective of the Short-Term Municipal Income Master Portfolio is to provide investors with a high level of income exempt from federal income tax, while managing principal volatility. The Short-Term Municipal Income Master Portfolio seeks to achieve its investment objective by investing (under normal market conditions) substantially all of the assets of the Master Portfolio in the following types of municipal obligations that pay interest which is exempt from federal income tax: bonds, notes and commercial paper issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel is exempt from federal income tax.

         The Short-Term Municipal Income Master Portfolio and the Short-Term Government-Corporate Income Master Portfolio are subject to the following investment restrictions, all of which are fundamental policies. The investment restrictions of each such Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Master Portfolio, as the case may be. The Short-Term Municipal Income Master Portfolio and the Short-Term Government-Corporate Income Master Portfolio may not:

         (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of such Master Portfolio's investments in that industry would exceed 25% of the current value of the Master Portfolio's total assets, provided that there is no limitation with respect to: (1) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (2) municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payment of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental issuers); and provided further that there is no limitation with respect to investments by the Master Portfolio in securities issued by registered investment companies;

         (2) purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, or interests in oil, gas, or other mineral exploration or development programs;

         (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

         (4) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Master Portfolio's investment program may be deemed to be an underwriting;

         (5) make investments for the purpose of exercising control or management;

         (6) purchase puts, calls, straddles, spreads, or any combination thereof, except that each Master Portfolio may purchase securities with put rights in order to maintain liquidity;

         (7) issue senior securities, except that each Master Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased by a Master Portfolio while any such outstanding borrowing exceeds 5% of its net assets);

         (8) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of the total assets, more than 5% of the value of each Master Portfolio's total assets would be invested in the securities of any one issuer or such Master Portfolio would own more than 10% of the outstanding voting securities of such issuer; or

         (9) lend their portfolio securities having a value that exceeds 50% of the current value of their total assets, provided that, for purposes of this restriction, loans will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other types of debt instruments commonly sold in a public or private offering. The Master Portfolios do not intend to make loans of their portfolio securities during the coming year.

         The Short-Term Municipal Income Master Portfolio and the Short-Term Government-Corporate Income Master Portfolio are subject to the following non-fundamental policies. These restrictions may be changed by vote of a majority of the Trustees of the Trust at any time. The Short-Term Municipal Income Master Portfolio and the Short-Term Government-Corporate Income Master Portfolio may not:

         (1) invest more than 5% of their net assets at the time of purchase in warrants, or more than 2% of their net assets in warrants which are not listed on the New York or American Stock Exchange;

         (2) purchase or retain securities of any issuer if the officers, directors or trustees of the Company, the Trust or the investment adviser owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities;

         (3) invest in securities of issuers who, with their predecessors, have been in existence less than three years, unless the securities are guaranteed or insured by the U.S. Government, or a state or municipality, or an agency or instrumentality thereof, if, by reason thereof, the value of a Master Portfolio's aggregate investment in such securities will exceed 5% of its total assets;

         (4)     write, purchase or sell options;

         (5) invest more than 15% of the current value of their net assets in repurchase agreements maturing in more than seven days, fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days and other illiquid securities;

         (6)     purchase, hold or deal in real estate limited partnerships; or

         (7) engage in any short sales other than short sales against the box.

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

         The following information supplements and should be read in conjunction with the sections in Part A entitled "Investment Objectives and Policies" and "Additional Information About Permitted Investment Activities."

         When-Issued Securities. The Short-Term Municipal Income Master Portfolio and the Short-Term Government- Corporate Income Master Portfolio may purchase securities on a when-issued basis, in which case, delivery and payment normally take place within 120 days after the date of the commitment to purchase. The Short-Term Government-Corporate Income Master Portfolio does not intend to invest more than 5% of its net assets in when-issued securities during the coming year. The Master Portfolios make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance.
The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.

         Each Master Portfolio has established a segregated account in which the Master Portfolio maintains liquid assets in an amount at least equal in value to the Master Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Master Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         Municipal Bonds. As discussed in Part A, the two principal classifications of municipal bonds in which the Short-Term Municipal Income Master Portfolio may invest are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. Subject to its investment objective and policies, the Short-Term Municipal Income Master Portfolio is not limited with respect to which category of municipal bonds it may acquire.

         Municipal Notes. The Short-Term Municipal Income Master Portfolio may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

         TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of the issuers of such securities to meet interest and principal payments (i.e., credit risk). Such values will also change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the value of outstanding securities, including those held in the portfolio of the Short-Term Municipal Income Master Portfolio, will decline and (if purchased at par value) they would sell at a discount. If interest rates fall, the values of outstanding securities will generally increase and (if purchased at par value) they would sell at a premium. Changes in the value of municipal securities held by the Short-Term Municipal Income Master Portfolio arising from these or other factors will cause changes in the net asset value per share of the Short-Term Municipal Income Master Portfolio.

D.       TAX-FREE MONEY MARKET MASTER PORTFOLIO

         As described in Part A, the investment objective of the Tax-Free Money Market Master Portfolio is to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity. The Master Portfolio seeks to achieve its investment objective by investing in high-quality, short-term U.S. dollar denominated money market instruments, primarily municipal obligations, with remaining maturities not exceeding 13 months. There can, of course, be no assurance that the Tax-Free Money Market Master Portfolio will achieve its investment objective. The investment objective of the Tax-Free Money Market Master Portfolio may not be changed without the approval of the investors in such Master Portfolio.

INVESTMENT RESTRICTIONS

         The Tax-Free Money Market Master Portfolio is subject to the following investment restrictions, all of which are fundamental policies. The Tax-Free Money Market Master Portfolio may not:

         (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio's investments in that industry would be 25% or more of the current value of the Master Portfolio's total assets, provided that there is no limitation with respect to investments in (i) municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payment of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental entities), (ii) obligations of the United States Government, its agencies or instrumentalities (including government-sponsored enterprises), and (iii) the obligations of domestic banks (for the purpose of this restriction, domestic bank obligations do not include obligations of U.S. branches of foreign banks or obligations of foreign branches of U.S. banks);

         (2) purchase or sell real estate or real estate limited partnerships (other than municipal obligations and other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts) except that the Master Portfolio may purchase securities of an issuer which invests or deals in commodities and commodity contracts and except that the Master Portfolio may enter into futures and options contracts in accordance with its investment policies;

         (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

         (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Master Portfolio's investment program may be deemed to be an underwriting;

         (5) make investments for the purpose of exercising control or management;

         (6) issue senior securities, except that the Master Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

         (7) write, purchase or sell puts, calls, options, warrants or combinations thereof, except that the Master Portfolio may purchase securities with put rights in order to maintain liquidity;

         (8) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including government-sponsored enterprises) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Master Portfolio's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer; or

         (9) make loans except that the Master Portfolio may purchase or hold debt instruments, lend its portfolio securities or enter into repurchase agreement transactions in accordance with its investment policies.

         With regard to fundamental investment restriction number (1) above, the Master Portfolio intends to reserve freedom of action to have in excess of 25% of the value of its total assets invested in obligations of the banking industry. Regarding this fundamental concentration policy, the Master Portfolio may hold in excess of 25% of the value of its assets in obligations of the banking industry to the extent that the Master Portfolio holds obligations with such credit enhancements as letters of credit issued by domestic bank issuers, which will be considered to be obligations of domestic banks. The SEC staff's position is that the exclusion with respect to banks may only be applied to domestic banks. For this purpose, the staff also takes the position that U.S. branches of foreign banks and foreign branches of domestic banks may, if certain conditions are met, be treated as "domestic banks". The Trust currently intends to consider only obligations of "domestic banks" to be within the exclusion with respect to bank obligations.

         Fundamental investment restriction number (8), above, is less restrictive than Rule 2a-7 of the 1940 Act. Nonetheless, it is the operating policy of the Master Portfolio to comply with Rule 2a-7's diversification requirements.


         The Tax-Free Money Market Master Portfolio is subject to the following non-fundamental policies. The Tax-Free Money Market Master Portfolio may not:

         (1) purchase or retain securities of any issuer if the officers or Trustees of the Trust or the investment adviser owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together owned beneficially more than 5% of such securities;

         (2) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

         (3) purchase securities of issuers who, with their predecessors, have been in existence less than three years, unless the securities are fully guaranteed or insured by the U.S. Government, a state, commonwealth, possession, territory, the District of Columbia or by an entity in existence at least three years, or the securities are backed by the assets and revenues of any of the foregoing if, by reason thereof, the value of its aggregate investments in such securities will exceed 5% of its total assets; and

         (4) purchase securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities of issuers which are not readily marketable if by reason thereof the value of the Master Portfolio's aggregate investment in such classes of securities will exceed 5% of its total assets.

         The Master Portfolio may invest in shares of other open-end, management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, provided that any such purchases will be limited to temporary investments in shares of unaffiliated investment companies. However, the investment adviser will waive its advisory fees for that portion of the Master Portfolio's assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. In addition, these unaffiliated investment companies must have a fundamental investment policy of investing at least 80% of their net assets in obligations that are exempt from federal income tax and are not subject to the federal alternative minimum tax.

         In addition, the Master Portfolio reserves the right to invest up to 10%, of the current value of its net assets in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, repurchase agreements maturing in more than seven days or other illiquid securities and restricted securities. However, as long as the shares of an investment company investing in the Master Portfolio are registered for sale in a state that imposes a lower limit on the percentage of an investment company's assets that may be so invested, the Master Portfolio will comply with such lower limit. The Master Portfolio presently is limited to investing 10% of its net assets in such securities due to limits applicable in several states.

         Furthermore, the Master Portfolio may not purchase or sell real estate limited partnership interests. The Master Portfolio does not currently intend to make loans of its portfolio securities.

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

         Unrated and Downgraded Investments.  The Tax-Free Money Market
Master Portfolio may purchase instruments that are not rated if, in the opinion of the investment adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Master Portfolio. The Master Portfolio may purchase unrated instruments only if they are purchased in accordance with the Master Portfolio's procedures adopted by the Master Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Master Portfolio. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks", immediate sale of such security is not required, provided that the Board of Trustees has determined that disposal of the portfolio security would not be in the best interests of the Master Portfolio. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Part A and in this SAI. The ratings of Moody's and S&P are more fully described in the SAI Appendix.

         Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Master Portfolio may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of the Master Portfolio may be used for letter of credit-backed investments, provided that the Trust's Board approves or ratifies such investments. For purposes of the Master Portfolio's fundamental policy on concentrations, letters of credit issued by domestic bank issuers will be considered to be obligations of domestic banks excluded from the 25% limitation regarding industry concentration (see fundamental investment restriction number
(1) above).

         Loans of Portfolio Securities. The Tax-Free Money Market Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government obligations or other high-quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to such Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Master Portfolio's investment adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that the Master Portfolio receives as collateral do not become part of the Master Portfolio's portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Master Portfolio will not lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by the Master Portfolio are subject to termination at the Master Portfolio's or the borrower's option. The Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Trust, the investment adviser or the Distributor.

         Foreign Obligations. The Tax-Free Money Market and the Capital Appreciation Master Portfolios may each invest in foreign obligations as described in Part A. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation of confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Tax-Free Money Market Master Portfolio may not invest 25% or more of its assets in foreign obligations.

         Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

         Municipal Bonds. The Tax-Free Money Market Master Portfolio may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. The Master Portfolio may not invest 25% or more of its assets in industrial development bonds. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

         Municipal Notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

         TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the value of outstanding securities, including those held in a Master Portfolio's portfolio, will decline and (if purchased at par value) they would sell at a discount. If interests rates fall, the value of outstanding securities will generally increase and (if purchased at par value) they would sell at a premium. Changes in the value of municipal securities held in a Master Portfolio's portfolio arising from these or other factors will cause changes in the net asset value per share of the Master Portfolio.

ITEM 14.  MANAGEMENT OF THE TRUST.

         The following information supplements and should be read in conjunction with the Section in Part A entitled "Management of the Trust".

         Trustees and Officer. The principal occupations during the past five years of the Trustees and principal executive officer of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the Investment Company Act of 1940 (the "1940 Act") are indicated by an asterisk.

                                                                  Principal Occupations
Name, Address and Age                 Position                    During Past 5 Years
---------------------                 --------                    ---------------------
Jack S. Euphrat, 73                   Trustee                     Private Investor.
415 Walsh Road
Atherton, CA 94027.

*R. Greg Feltus, 44                   Trustee,                    Senior Vice President
                                      Chairman and                of Stephens; Manager
                                      President                   of Financial Services
                                                                  Group; President of
                                                                  Stephens Insurance
                                                                  Services Inc.; Senior
                                                                  Vice President of
                                                                  Stephens Sports
                                                                  Management Inc.; and
                                                                  President of
                                                                  Investors Brokerage
                                                                  Insurance Inc.

Thomas S. Goho, 53               Trustee                T.B. Rose Faculty Fellow-
321 Beechcliff Court                                    Business, Wake Forest
Winston-Salem, NC  27104                                University, Calloway School
                                                        of Business and Accountancy;
                                                        Associate Professor
                                                        School of Business
                                                        and Accounting at
                                                        Wake Forest
                                                        University since
                                                        1983.

*Zoe Ann Hines, 46               Trustee                Senior Vice President
                                                        of Stephens and
                                                        Director of Brokerage
                                                        Accounting; and
                                                        Secretary of Stephens
                                                        Resource Management.

*W. Rodney Hughes, 69            Trustee                Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Robert M. Joses, 77              Trustee                Private Investor.
47 Dowitcher Way
San Rafael, CA 94901

*J. Tucker Morse, 51             Trustee                Private Investor; Real Estate
10 Legrae Street                                        Developer; Chairman
Charleston, SC 29401                                    of Renaissance
                                                        Properties Ltd.;
                                                        President of Morse
                                                        Investment
                                                        Corporation; and Co-
                                                        Managing Partner of
                                                        Main Street Ventures.

Richard H. Blank, Jr., 39        Chief                  Associate of
                                 Operating              Financial Services
                                 Officer,               Group of Stephens;
                                 Secretary and          Director of Stephens
                                 Treasurer              Sports Management
                                                        Inc.; and Director of
                                                        Capo Inc.

                               COMPENSATION TABLE

                  FOR THE FISCAL YEAR ENDED DECEMBER 31, 1994

                                                                                  TOTAL COMPENSATION
                                    AGGREGATE COMPENSATION                         FROM REGISTRANT
NAME AND POSITION                       FROM REGISTRANT                            AND FUND COMPLEX
-----------------                   ----------------------                         ------------------
Jack S. Euphrat                              $0                                       $34,188
       Trustee

*R. Greg Feltus                                0                                         0
       Trustee

Thomas S. Goho                                 0                                       34,188
       Trustee

*Zoe Ann Hines                                 0                                         0
       Trustee

*W. Rodney Hughes                              0                                       32,188
       Trustee

Robert M. Joses                                0                                       34,188
       Trustee

*J. Tucker Morse                               0                                       32,188
       Trustee

         Trustees of the Trust who are officers or employees of Stephens or Wells Fargo Bank are not compensated by the Trust for their services but are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Trustees who are affiliated with Stephens or Wells Fargo Bank also do not receive compensation from the Trust and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Each of the Officers and Trustees of the Trust serves in the identical capacity as Officers and Directors of Overland Express Funds, Inc., Stagecoach Funds, Inc. and Stagecoach Inc., and as Trustees and/or Officers of Stagecoach Trust, Master Investment Portfolio, Life & Annuity Trust and Managed Series Investment Trust, each of which are registered open-end management investment companies and each of which is considered to be in the same "fund complex", as such term is defined in Form N-1A under the 1940 Act, as the Trust. The Trustees are compensated annually by other Companies and Trusts within the fund complex for their services as Directors/Trustees to such Companies and Trusts. Currently, the Trustees do not receive any compensation from the Trust (although they are reimbursed for out-of-pocket expenses) and do not receive any retirement benefits or deferred compensation from the Trust or fund complex.

ITEM 15.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

       As of the date of this Part B, the Overland Sweep, Short-Term
Municipal Income and Short-Term Government-Corporate Income Funds of Overland Express Funds, Inc. owned at least 25% of the outstanding interests in the CIT, Short-Term Municipal Income and Short-Term Government-Corporate Income Master Portfolios, respectively. Therefore, each fund could be considered to be a controlling person of the respective Master Portfolio for purposes of the 1940 Act. As of the date of this Part B, the Tax-Free Money Market and Capital Appreciation Master Portfolios had not yet commenced operations. Overland Express Funds, Inc. is a Maryland corporation and a registered open-end management investment company.

ITEM 16.  INVESTMENT ADVISORY AND OTHER SERVICES.

INVESTMENT ADVISER -- Pursuant to separate advisory contracts ("Investment Advisory Contracts"), each Master Portfolios is advised by Wells Fargo Bank. Each Investment Advisory Contract provides that Wells Fargo Bank has agreed to furnish to each Master Portfolio investment guidance and policy direction in connection with the daily portfolio management of such Master Portfolio. Pursuant to the Investment Advisory Contracts, Wells Fargo Bank furnishes the Board of Trustees with periodic reports on the investment strategy and performance of each Master Portfolio.

       Wells Fargo Bank has agreed to provide to each Master Portfolio, among other things, money market and fixed- income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the investments of each Master Portfolio.

       Each Investment Advisory Contract will continue in effect for more than two years from the effective date provided the continuance is approved annually
(i) by the holders of a majority of each Master Portfolio's outstanding proportionate interests or by the Board of Trustees of the Trust and (ii) by a majority of the Trustees of the Trust who are not parties to the Investment Advisory Contract or "interested persons" (as defined in the Act) of any such party. The Investment Advisory Contracts may be terminated on 60 days' written notice by either party and terminates automatically by its terms if assigned.

       For the year ended December 31, 1992, the CIT Master Portfolio paid $37,736 in advisory fees to Wells Fargo Bank; $192,532 in advisory fees were waived for that year. For the year ended December 31, 1993, the CIT Master Portfolio paid $861,200 in advisory fees to Wells Fargo Bank; Wells Fargo Bank did not waive any fees during this year. For the year ended December 31, 1994, the CIT Master Portfolio paid $1,426,685 in advisory fees to Wells Fargo Bank; $181,344 in advisory fees were waived by Wells Fargo Bank during the same period.

       For the period from June 3, 1994 (commencement of operations) to December 31, 1994, Wells Fargo Bank voluntarily waived payment of all advisory fees of $7,879 payable to it by the Short-Term Municipal Income Master Portfolio. For the period from September 19, 1994 (commencement of operations) to December 31, 1994, Wells Fargo Bank voluntarily waived payment of all advisory fees of $131 payable to it by the Short-Term Government-Corporate Income Master Portfolio.

       Under the Investment Advisory Contract for the Tax-Free Money Market Master Portfolio, Wells Fargo Bank is entitled to receive advisory fees of 0.30% of such Master Portfolio's average net assets. Under the Investment Advisory Contract for the Capital Appreciation Master Portfolio, Wells Fargo Bank is entitled to receive advisory fees of 0.50% of such Master Portfolio's average net assets.

       Morrison & Foerster, counsel to the Company and the Trust and special counsel to Wells Fargo Bank, has advised the Company, the Trust and Wells Fargo Bank and each Master Portfolio that Wells Fargo Bank should be able to perform the services contemplated by the Investment Advisory Contracts, the Agency Agreements and the Custody Agreements without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes and regulations and judicial or administrative decisions or interpretations thereof, could prevent Wells Fargo Bank from continuing to perform, in whole or in part, such services. If Wells Fargo Bank were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

ADMINISTRATOR -- Each Master Portfolio of the Trust has retained Stephens to serve as administrator on behalf of each Master Portfolio. Under the Administration Agreement, Stephens, in connection therewith, furnishes each Master Portfolio of the Trust with office facilities, together with those ordinary clerical and bookkeeping services that are not being furnished by Wells Fargo Bank.

       For the year ended December 31, 1992, Stephens waived payment of all administrative fees payable by the CIT Master Portfolio. For the year ended December 31, 1993, the CIT Master Portfolio paid Stephens $86,120 in administrative fees. For the year ended December 31, 1994, the CIT Master Portfolio paid Stephens $142,669 in administrative fees. The Short-Term Municipal Income , Short-Term Government-Corporate Income, Tax-Free Money Market and Capital Appreciation Master Portfolios are not charged administrative fees so long as Stephens is entitled to administrative fees payable by a feeder fund that invests substantially all of its assets in the applicable Master Portfolio.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT -- Wells Fargo Bank has been retained to act as Custodian and Transfer and Dividend Disbursing Agent for each Master Portfolio of the Trust. The Custodian, among other things, maintains a custody account or accounts in the name of each Master Portfolio; receives and delivers all assets for each Master Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Master Portfolio and pays all expenses of each Master Portfolio. For its services as Custodian, the Trust has agreed to pay

Wells Fargo Bank an annual fee of .0167% of the average daily net assets of each Master Portfolio plus certain fees on a transaction basis. For the year ended December 31, 1994, the CIT Master Portfolio paid Wells Fargo Bank $87,232 for its services as custodian. For the period from June 3, 1994 (commencement of operations) to December 31, 1994, Wells Fargo Bank waived all of the custodian fees payable to it by the Short-Term Municipal Income Master Portfolio. For the period from September 19, 1994 (commencement of operations) to December 31, 1994, Wells Fargo Bank waived all of the custodian fees payable to it by the Short-Term Government-Corporate Income Master Portfolio. For its services as Transfer and Dividend Disbursing Agent, Wells Fargo Bank is entitled to receive a fee of 0.05% of each Master Portfolio's average daily net assets.

INDEPENDENT AUDITORS -- KPMG Peat Marwick LLP has been selected as the independent auditors for the Master Portfolios of the Trust. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

ITEM 17.  BROKERAGE ALLOCATION AND OTHER PRACTICES.

       None of the Master Portfolios of the Trust has an obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Master Portfolio's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of each Master Portfolio to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Master Portfolio will not necessarily be paying the lowest spread or commission available.

       As to the Capital Appreciation Master Portfolio, purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Wells Fargo Securities Inc. In the over-the-counter-market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

       Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. A Master Portfolio also may purchase portfolio securities in underwritten offerings or directly from an issuer. Generally debt obligations are traded on a net basis and do not involve brokerage commissions. The cost of executing the portfolio securities transactions consists primarily of dealer spreads and underwriting commissions.

       Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order is obtained from the SEC or an exemption is otherwise available. A Master Portfolio may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Master Portfolio's Board of Trustees.

       Except for the portfolio securities of the Capital Appreciation Master Portfolio, purchases and sales of the investment securities of the Master Portfolios usually are principal transactions. Securities of each Master Portfolio normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Master Portfolio also may purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing securities transactions of the Master Portfolios consists primarily of dealer spreads and underwriting commissions.

       Wells Fargo Bank, as the investment adviser to the Master Portfolios, may, in circumstances in which two or more dealers are in a position to offer comparable results for a portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received is in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Investment Advisory Contracts, and the expenses of Wells Fargo Bank are not necessarily reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for the Master Portfolios may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Master Portfolios.

       As of June 30, 1995, the Master Portfolios owned securities of their "regular brokers or dealers" or their parents, as defined in the 1940 Act as follows: the CIT Master Portfolio and the Short-Term Government-Corporate Income Master Portfolio had entered into a Goldman Sachs Pooled Repurchase Agreement in amounts of $26,159,000 and $16,600, respectively. As of the same date, the Capital Appreciation Master Portfolio's predecessor fund, the Strategic Growth Fund of Overland Express Funds, Inc. (the "Predecessor Fund") also had entered into the Goldman Sachs Pooled Repurchase Agreement in an amount of $2,582,000.

PORTFOLIO TURNOVER -- For the period beginning June 3, 1994 (commencement of operations) to December 31, 1994, the portfolio turnover rate for the Short-Term Municipal Income Master Portfolio was 0%. For the period beginning September 19, 1994 (commencement of operations) to December 31, 1994, the portfolio turnover rate for the Short-Term Government-Corporate Income Master Portfolio Master Portfolio was 8%. For the period ended December 31, 1993, the year ended December 31, 1994 and the six-month period ended June 30, 1995, the portfolio turnover rates for the Class A shares of the Predecessor Fund to the Capital Appreciation Master Portfolio were 182%, 149% and 97%, respectively, and for the same periods for the Predecessor Fund's Class D shares also were 182%, 149% and 97%, respectively.

       Portfolio turnover generally involves some expense to a Master Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. To the extent the Master Portfolios invest in government and municipal securities, a high portfolio turnover rate should not result in the Master Portfolios paying substantially more brokerage commissions, since most transactions in government securities and municipal securities are effected on a principal basis. In addition, a high portfolio turnover rate should not adversely affect the CIT or Tax-Free Money Market Master Portfolios that generally consist of obligations with relatively short maturities because portfolio transactions for these Master Portfolios ordinarily are made directly with principals on a net basis and, consequently, neither Master Portfolio typically incurs brokerage expenses.

       Portfolio turnover also can generate short-term capital gains tax consequences. The portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

ITEM 18.  CAPITAL STOCK AND OTHER SECURITIES.

       The Trust is a business trust organized under the laws of Delaware. In accordance with Delaware law and in connection with the tax treatment sought by the Trust, its Declaration of Trust provides that investors will be personally responsible for liabilities and obligations of each Master Portfolio of the Trust, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides for the Trustees to maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, the investors, Trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of a Master Portfolio's obligations. Thus, the risk of an investor incurring financial loss on account of personal liability is limited to circumstances in which the investor's liability is disproportionate to its investment and inadequate insurance exists.

       The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act. Nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

       As used in Part A and Part B, the term "majority," when referring to approvals to be obtained from investors in each Master Portfolio of the Trust, means the vote of the lesser of (i) 67% of the Master Portfolio's outstanding proportionate interests represented at a meeting if the holders of more than 50% of the Master Portfolio's outstanding proportionate interests are present in person or by proxy, or (ii) more than 50% of the Master Portfolio's outstanding proportionate interests.

       The Trust may dispense with annual meetings of investors in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust is required to hold a special meeting of its investors for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Master Portfolios of the Trust's outstanding proportionate interests, and to assist in communicating with other investors as required by Section 16(c) of the 1940 Act.

       A Master Portfolio of the Trust may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the vote of two-thirds of its investors (with the vote of each being in proportion to their respective percentages of the beneficial interests in the Trust), except that if the Trustees of the Trust recommend such sale of assets, the approval by vote of a majority of the investors of a Master Portfolio (with the vote of each being in proportion to their respective percentages of the beneficial interests in the Master Portfolio) will be sufficient. A Master Portfolio of the Trust may also be terminated (i) upon liquidation and distribution of its assets, if approved by the vote of two-thirds of its investors (with the vote of each being in proportion to the amount of their investment) or (ii) by the Trustees of the Trust by written notice to the Master Portfolio's investors. In the event of the liquidation or dissolution of a Master Portfolio, investors are entitled to receive their pro rata share of all assets available for distribution.

ITEM 19.  PURCHASE, REDEMPTION AND PRICING OF SECURITIES.

       Beneficial interests in the Trust are issued solely in private placement transactions that do not involve any "public offering" within the meaning of
Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in a Master Portfolio of the Trust may only be made by registered broker/dealers or by investment companies, insurance company separate accounts, common or commingled trust funds, group trusts or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

       Net asset value per interest of the CIT Master Portfolio of the Trust is determined by the Custodian of the Trust on each Bank Business Day. Net asset value per interest of the Capital Appreciation Master Portfolio, the Short-Term Government-Corporate Income Master Portfolio, the Short-Term Municipal Income Master Portfolio and the Tax-Free Money Market Master Portfolio is determined by the Custodian of the Trust on each Business Day.

CIT MASTER PORTFOLIO AND THE TAX-FREE MONEY MARKET MASTER PORTFOLIO -- As indicated in Part A, the CIT Master Portfolio and the Tax-Free Money Market Master Portfolio each uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Master Portfolio would receive if the security were sold. During these periods the yield to investors may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Master Portfolio's portfolio on a particular day, a prospective investor in the Master Portfolio would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Master Portfolio investors would receive correspondingly less income. The converse would apply during periods of rising interest rates.

       Rule 2a-7 provides that, in order to value its portfolio using the amortized cost method, the Master Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less, and invest only in Eligible Securities determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to the Rule, the Board has established procedures designed to stabilize, to the extent reasonably possible, the Master Portfolio's net asset value. Such procedures include review of a Master Portfolio's holdings by the Board of Trustees at such intervals as it may deem appropriate to determine whether the Master Portfolio's net asset value calculated by using available market quotations deviates within 1/2 of the 1% of the value based on amortized cost. The extent of any deviation is examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value by using available market quotations.

OTHER MASTER PORTFOLIOS -- The net asset value of the Capital Appreciation Master Portfolio, the Short-Term Municipal Income Master Portfolio and the Short-Term Government-Corporate Income Master Portfolio is determined on each Business Day.

       The net asset value per interest for these Master Portfolios is determined by dividing the value of the total assets of a Master Portfolio less the Master Portfolio's liabilities by the total number of outstanding interests. The value of assets of these Master Portfolios (other than debt obligations maturing in 60 days or less) is determined at the close of regular trading on the New York Stock Exchange, which is currently 4:00 p.m. New York time. Except for debt obligations with remaining maturities of 60 days or less which are valued at amortized cost, assets are valued at current market prices, or if such prices are not readily available, at fair value as determined in good faith by the Board of Trustees. The valuation may be provided by independent pricing services.

ITEM 20.  TAX STATUS.

       Under the anticipated method of operation of the Master Portfolios of the Trust, none of the Master Portfolios will be subject to any income tax. However each investor in a Master Portfolio will be taxed on its share (as determined in accordance with the governing instruments of the Trust) of a Master Portfolio's ordinary income and capital gain in determining the investor's income tax liability. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended, ("Code") and regulations promulgated thereunder. Each Master Portfolio's taxable year-end is December 31. Although, as described above, the Master Portfolios will not be subject to federal income tax, each will file appropriate income tax returns.

       It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that a regulated investment company investing in a Master Portfolio of the Trust will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in a Master Portfolio. The Trust will be treated as a non-publicly traded partnership rather than a regulated investment company or a corporation under the Code. As a non-publicly traded partnership under the Code, any interest, dividends and gains or losses of a Master Portfolio of the Trust will be deemed to have been "passed through" to investors in such Master Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Master Portfolio or losses have been realized by the investors. Accordingly, if a Master Portfolio were to accrue but not distribute any interest, dividends or gains, an investor would be deemed to have realized and recognized its proportionate share of interest, dividends, gains or losses without receipt of any corresponding distribution. However, each Master Portfolio will seek to minimize recognition by investors of interest, dividends, gains or losses without a corresponding distribution.

       Investors' capital accounts will be adjusted on a daily basis to reflect additional investments or withdrawals and any increase or decrease in net asset value. For purposes of determining fair market value of the CIT Master Portfolio's and the Tax-Free Money Market Master Portfolio's assets, such Master Portfolios use the amortized cost method of valuation under Rule 2a-7 under the Act. The investments of other Master Portfolios are valued each business day using available market quotations or at fair value as determined by one or more independent primary services (collectively the "Service") approved by the Trust's Board of Trustees. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Trust's officers under the general supervision of the Trust's Board of Trustees. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of a Master Portfolio's shares.

ITEM 21.  UNDERWRITERS.

       The distributor and exclusive placement agent for the Master Portfolios is Stephens, which receives no additional compensation for serving in this capacity. Registered broker/dealers and investment companies, insurance company separate accounts, common and commingled trust funds, group trusts and similar organizations and entities which constitute accredited investors, as defined in the regulations adopted under the 1933 Act, may continuously invest in a Master Portfolio of the Trust.

ITEM 22.  CALCULATIONS OF PERFORMANCE DATA.

       Not applicable.

ITEM 23.  FINANCIAL INFORMATION.

       KPMG Peat Marwick LLP has been selected as the independent auditors for the Trust. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                    APPENDIX


       The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

Corporate and Municipal Bonds

       Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers:
1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

       S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes

       Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

       S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper

       Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P- 1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

       S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

Corporate Notes

       S&P: The two highest ratings for corporate notes are "SP-1" and "SP-2." The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

                                     PART C

                               OTHER INFORMATION

Item 24.     Financial Statements and Exhibits.

       (a)   Financial Statements:

             Not Applicable

       (b)   Exhibits:

      Exhibit
      Number                                           Description
      ------                                           -----------

       1(a)                  -                    Declaration of Trust, incorporated by reference to the Registration
                                                  Statement on Form N-1A filed on September 24, 1991.

        (b)                  -                    Certificate of Amendment to the Declaration of Trust, incorporated by reference to Amendment No. 3 filed on May 2, 1994.

        (c)                  -                    Amendment to the Declaration of Trust, incorporated by reference to
                                                  Amendment No. 6 filed on November 29, 1995.

       2                     -                    By-Laws, incorporated by reference to the Registration Statement on
                                                  Form N-1A filed on September 24, 1991.

       3                     -                    Not Applicable.

       4                     -                    Not Applicable.

       5(a)(i)               -                    Amended Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                                                  Cash Investment Trust Master Portfolio, incorporated by reference to
                                                  Amendment No. 3 filed on May 2, 1994.

      Exhibit
      Number                                           Description
      ------                                           -----------
             (ii)            -                    Advisory Contract with Wells Fargo Bank, N.A. on behalf of the 1-3 Year
                                                  Duration Municipal Income Master Portfolio (now known as the "Short-
                                                  Term Municipal Income Master Portfolio"), incorporated by reference to
                                                  Amendment No. 6 filed on November 29, 1995.

             (iii)           -                    Advisory Contract with Wells Fargo Bank, N.A. on behalf of the 1-3 Year
                                                  Duration Full Faith and Credit Government Income Master Portfolio (now
                                                  known as the "Short-Term Government-Corporate Income Master Portfolio"),
                                                  incorporated by reference to Amendment No. 6 filed on November 29, 1995.

             (iv)            -                    Form of Investment Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Tax-Free Money Market Master Portfolio, incorporated by reference to Amendment No. 6 filed on November 29, 1995.

              (v)            -                    Form of Investment Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Capital Appreciation Master Portfolio, filed herewith.


         (b)                 -                    Amended Administration Agreement with Stephens Inc. on behalf of the
                                                  Master Portfolios, incorporated by reference to Amendment No. 3 filed on May 2, 1994.

       6                     -                    Amended Placement Agency Agreement, incorporated by reference to
                                                  Amendment No. 3 filed on May 2, 1994.

       7                     -                    Not Applicable.

       8(a)                  -                    Custody Agreement with Wells Fargo Bank, N.A., incorporated by reference to Amendment No. 3 filed on May 2, 1994.

       8(b)                  -                    Amendment No. 1 to the Custody Agreement with Wells Fargo Bank, N.A., filed herewith.

       9                     -                    Amended Agency Agreement with Wells Fargo Bank, N.A., incorporated by reference to Amendment No. 3 filed on May 2, 1994.

       10                    -                    Not Applicable.

       11                    -                    Not Applicable.

       12                    -                    Not Applicable.

       13                    -                    Investment Letter, incorporated by reference to the Registration
                                                  Statement on Form N-1A filed on September 24, 1991.

       14                    -                    Not Applicable.

       15                    -                    Not Applicable.

       16                    -                    Not Applicable.

       17                    -                    Not Applicable.

Item 25.     Persons Controlled by or under Common Control with Registrant.

             No person is controlled by or under common control with Registrant.

ITEM 26.      NUMBER OF HOLDERS OF SECURITIES.

              As of November 28, 1995, the number of record holders of each Master Portfolio of the Registrant was as follows:

                               Title of Class                                 Number of Record Holders
                               --------------                                 ------------------------
 Cash Investment Trust Master Portfolio                                                      2

 Short-Term Municipal Income Master Portfolio                                                2

 Short-Term Government-Corporate Income Master Portfolio                                     2

 Tax-Free Money Market Master Portfolio                                                      0



Item 27.     Indemnification.

             Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust and its four Master Portfolios. In addition, the Trustees are empowered under Section 3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 28.     Business and Other Connections of Investment Adviser.

             Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, serves as investment adviser to the five Master Portfolios of the Registrant and to several other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

             To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

 Name and Position                     Principal Business(es) and Address(es)
 at Wells Fargo Bank                   During at Least the Last Two Fiscal Years
 -------------------                   ------------------------------------------
 H. Jesse Arnelle                      Senior Partner of Arnelle & Hastie
 Director                              455 Market Street
                                       San Francisco, CA 94105

                                       Director of FPL Group, Inc.
                                       700 Universe Blvd.
                                       P.O. Box 14000
                                       North Palm Beach, FL 33408

 William R. Breuner                    General Partner in Breuner Associates, Breuner Properties and
 Director                              Breuner-Pavarnick Real Estate Developers.  Retired Chairman of
                                       the Board of Directors of John Breuner Co.
                                       2300 Clayton Road, Suite 1570
                                       Concord, CA 94520

                                       Vice Chairman of the California State Railroad
                                       Museum Foundation.
                                       111  I  Street
                                       Old Sacramento, CA 95814

 William S. Davila                     President and Director of The Vons Companies, Inc.
 Director                              618 Michillinda Avenue
                                       Arcadia, CA  91007

                                       Officer of Western Association of Food Chains
                                       825 Colorado Blvd. #203
                                       Los Angeles, CA 90041


 Rayburn S. Dezember                   Director of CalMat Co.
 Director                              3200 San Fernando Road
                                       Los Angeles, CA  90065

                                       Director of Tejon Ranch Co.
                                       P.O. Box 1000
                                       Lebec, CA  93243

                                       Director of Turner Casting Corp.
                                       P.O. Box 1099
                                       Cudahy, CA 90201

                                       Director of The Bakersfield Californian
                                       P.O. Box 440
                                       1707  I  Street
                                       Bakersfield, CA 93302

                                       Director of Kern County Economic Development Corp.
                                       P.O. Box 1229
                                       2700 M Street, Suite 225
                                       Bakersfield, CA 93301

                                       Chairman of the Board of Trustees of Whittier College
                                       13406 East Philadelphia Avenue
                                       P.O. Box 634
                                       Whittier, CA 90608

 Paul Hazen                            Chairman of the Board of Directors of
 Chairman of the                       Wells Fargo & Company
 Board of Directors                    420 Montgomery Street
                                       San Francisco, CA  94105

                                       Director of Pacific Telesis Group
                                       130 Kearny Street
                                       San Francisco, CA  94108

                                       Director of Phelps Dodge Corp.
                                       2600 North Central Avenue
                                       Phoenix, AZ 85004

                                       Director of Safeway Inc.
                                       Fourth and Jackson Streets
                                       Oakland, CA  94660

 Robert K. Jaedicke                    Accounting Professor and Dean Emeritus of
 Director                              Graduate School of Business, Stanford University
                                       MBA Admissions Office
                                       Stanford, CA  94305

                                       Director of Homestake Mining Co.
                                       650 California Street
                                       San Francisco, CA 94108

                                       Director of California Water Service Company
                                       1720 North First Street
                                       San Jose, CA 95112

                                       Director of Boise Cascade Corp.
                                       1111 West Jefferson Street
                                       P.O. Box 50
                                       Boise, ID  83728

                                       Director of Enron Corp.
                                       1400 Smith Street
                                       Houston, TX  77002

                                       Director of GenCorp, Inc.
                                       175 Ghent Road
                                       Fairlawn, OH  44333

 Paul A. Miller                        Chairman of Executive Committee and Director of
 Director                              Pacific Enterprises
                                       633 West Fifth Street
                                       Los Angeles, CA  90071

                                       Trustee of Mutual Life Insurance Company of New York
                                       1740 Broadway
                                       New York, NY  10019

                                       Director of Newhall Management Corporation
                                       23823 Valencia Blvd.
                                       Valencia, CA 91355

                                       Trustee of University of Southern California
                                       University Park  TGF 200
                                       665 Exposition Blvd.
                                       Los Angeles, CA 90089

 Ellen M. Newman                       President of Ellen Newman Associates
 Director                              323 Geary Street,  Suite 507
                                       San Francisco, CA 94102

                                       Chair of Board of Trustees of
                                       University of California at San Francisco Foundation
                                       250 Executive Park Blvd., Suite 2000
                                       San Francisco, CA  94143

                                       Director of American Conservatory Theater
                                       30 Grant Avenue
                                       San Francisco, CA 94108

                                       Director of California Chamber of Commerce
                                       1201 K Street, 12th Floor
                                       Sacramento, CA 95814

 Philip J. Quigley                     Chairman, Chief Executive Officer and
 Director                              Director of Pacific Telesis Group
                                       130 Kearney Street, Rm. 3700
                                       San Francisco, CA 94108

                                       Director of Varian Associates
                                       3050 Hansen Way
                                       P.O. Box 10800
                                       Palo Alto, CA 94303


 Carl E. Reichardt                     Chairman and Chief Executive Officer of the
 Director                              Board of Directors of Wells Fargo & Company
                                       420 Montgomery Street
                                       San Francisco, CA 94105

                                       Director of Ford Motor Company
                                       The American Road
                                       Dearborn, MI  48121

                                       Director of Hospital Corporation of America,
                                       HCA-Hospital Corp. of America
                                       One Park Plaza
                                       Nashville, TN  37203

                                       Director of Pacific Gas and Electric Company
                                       77 Beale Street
                                       San Francisco, CA 94105

                                       Director of Newhall Management Corporation
                                       23823 Valencia Blvd.
                                       Valencia, CA 91355

 Donald B. Rice                        President, Chief Operating Officer and Director of
 Director                              Teledyne, Inc.
                                       2049 Century Park East
                                       Los Angeles, CA  90067

                                       Director of Vulcan Materials Company
                                       One Metroplex Drive
                                       Birmingham, AL  35209

                                       Retired Secretary of the Air Force

 Susan G. Swenson                      President and Chief Executive Officer of Cellular One
 Director                              651 Gateway Blvd.
                                       San Francisco, CA 94080

 Chang-Lin Tien                        Chancellor of University of California at Berkeley
 Director                              UC at Berkeley
                                       Berkeley, CA 94720

 John A. Young                         President, Director and Chief Executive Officer of
 Director                              Hewlett-Packard Company
                                       3000 Hanover Street
                                       Palo Alto, CA  94304

                                       Director of Chevron Corporation
                                       225 Bush Street
                                       San Francisco, CA  94104

 William F. Zuendt                     Director of 3Com Corp.
 President                             5400 Bayfront Plaza
                                       P.O. Box 58145
                                       Santa Clara, CA  95052

                                       Director of MasterCard International
                                       888 Seventh Avenue
                                       New York, NY 10106

                                       Trustee of Golden Gate University
                                       536 Mission Street
                                       San Francisco, CA 94163



Item 29.  Principal Underwriters.

              (a) Stephens Inc., placement agent for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Trust and Stagecoach Funds, Inc. and is the exclusive placement agent for Master Investment Portfolio, Managed Series Investment Trust and Life & Annuity Trust, each of which is a registered series management investment company and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc., which are closed-end management investment companies and Nations Fund Trust, Nations Funds, Inc., Nations Fund Portfolio, Inc. and The Capitol Mutual Funds, which are open-end management investment companies.

             (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 501-15510).

             (c)    Not applicable.

Item 30.  Location of Accounts and Records.

             All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at one or more of the following offices: Master Investment Trust maintains those accounts, books and other documents required by Rule 31a-1(b) (4) and (d), and Rule 31a-2(a)(3) and (c) at 111 Center Street, Little Rock, Arkansas 72201; Wells Fargo Bank maintains all other accounts, books or other documents required by Rule 31a-1, 31a-2 and 31a-3 at 525 Market Street, San Francisco, California 94163; and copies of most of such documents also are maintained by Master Investment Trust.

Item 31.  Management Services.

             Other than as set forth under the captions "Items 5 Management of the Trust" in Part A of this Registration Statement and "Item 16 Investment Advisory and Other Services" in Part B of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 32.  Undertakings.

             (a)    Not applicable.

             (b)    Not applicable.

             (c) Registrant undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a trustee or trustees if requested in writing by the holders of at least 10% of each Master Portfolio, the outstanding voting securities of Master Investment Trust and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


             Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 21st day of December, 1995.


                                             MASTER INVESTMENT TRUST


                                             By: /s/ R. Greg Feltus
                                                 ---------------------------
                                                 R. Greg Feltus, President


Signature                                         Title
---------                                         -----
/s/ R. Greg Feltus                                Chairman, President
-------------------------------                   and Trustee
(R. Greg Feltus)

/s/ Richard H. Blank, Jr.                         Chief Operating Officer,
-------------------------------                   Secretary and Treasurer
(Richard H. Blank, Jr.)

/s/ Jack S. Euphrat                               Trustee
-------------------------------
(Jack S. Euphrat)

/s/ Thomas S. Goho                                Trustee
-------------------------------
(Thomas S. Goho)

/s/ Zoe Ann Hines                                 Trustee
-------------------------------
(Zoe Ann Hines)

/s/ W. Rodney Hughes                              Trustee
-------------------------------
(W. Rodney Hughes)

/s/ Robert M. Joses                               Trustee
-------------------------------
(Robert M. Joses)

/s/ J. Tucker Morse                               Trustee
-------------------------------
(J. Tucker Morse)

*By:/s/ R. Greg Feltus
    ---------------------------
       R. Greg Feltus
       As Attorney-in-Fact


                            Master Investment Trust
                               File No. 811-6415
                             Amendment No. 7 to the
                      Registration Statement on Form N-1A
                    Under the Investment Company Act of 1940


                                 EXHIBIT INDEX



EXHIBIT
NUMBER                                         DESCRIPTION
------                                         -----------


99.B5(a)(v)                                Form of Investment Advisory Contract on behalf of the Capital
                                           Appreciation Master Portfolio

99.B8(b)                                   Amendment No. 1 to the Custody Agreement with Wells Fargo Bank, N.A.
